Schedule of Investments(a)
Invesco S&P 500® Equal Weight ETF (RSP)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Communication Services-4.31%
Activision Blizzard, Inc.	575,207	$48,098,809
Alphabet, Inc., Class A(b)	12,043	32,450,225
Alphabet, Inc., Class C(b)	11,596	31,360,454
AT&T, Inc.	1,925,408	54,007,694
Charter Communications, Inc., Class A(b)(c)	82,443	61,341,714
Comcast Corp., Class A	992,773	58,404,836
Discovery, Inc., Class A(b)(c)	685,259	19,879,364
Discovery, Inc., Class C(b)	1,221,626	33,118,281
DISH Network Corp., Class A(b)(c)	1,408,912	59,019,324
Electronic Arts, Inc.	385,542	55,502,626
Facebook, Inc., Class A(b)	170,756	60,840,363
Fox Corp., Class A	1,034,387	36,886,241
Fox Corp., Class B	475,413	15,802,728
Interpublic Group of Cos., Inc. (The)(c)	1,652,748	58,441,169
Live Nation Entertainment, Inc.(b)(c)	645,398	50,915,448
Lumen Technologies, Inc.	3,748,795	46,747,474
Netflix, Inc.(b)	115,630	59,846,619
News Corp., Class A	1,622,717	39,967,520
News Corp., Class B	505,328	11,880,261
Omnicom Group, Inc.	673,791	49,065,461
Take-Two Interactive Software, Inc.(b)	303,021	52,549,902
T-Mobile US, Inc.(b)	388,408	55,938,520
Twitter, Inc.(b)	933,325	65,099,419
Verizon Communications, Inc.	984,804	54,932,367
ViacomCBS, Inc., Class B	1,333,011	54,560,140
Walt Disney Co. (The)(b)	318,364	56,038,431
		1,222,695,390
Consumer Discretionary-12.40%
Advance Auto Parts, Inc.	283,214	60,058,361
Amazon.com, Inc.(b)	17,312	57,607,238
Aptiv PLC(b)	360,369	60,127,568
AutoZone, Inc.(b)	40,581	65,886,094
Bath & Body Works, Inc.	842,730	67,477,391
Best Buy Co., Inc.	493,060	55,395,291
Booking Holdings, Inc.(b)	24,674	53,746,387
BorgWarner, Inc.(c)	1,067,255	52,274,150
Caesars Entertainment, Inc.(b)(c)	511,573	44,691,017
CarMax, Inc.(b)(c)	483,175	64,721,291
Carnival Corp.(b)(c)	1,886,595	40,844,782
Chipotle Mexican Grill, Inc.(b)	41,428	77,198,592
D.R. Horton, Inc.	636,432	60,734,706
Darden Restaurants, Inc.	405,772	59,194,019
Dollar General Corp.	269,522	62,701,598
Dollar Tree, Inc.(b)	558,020	55,684,816
Domino’s Pizza, Inc.	124,743	65,551,199
eBay, Inc.	841,484	57,397,624
Etsy, Inc.(b)(c)	340,659	62,514,333
Expedia Group, Inc.(b)	326,231	52,480,781
Ford Motor Co.(b)	3,695,136	51,547,147
Gap, Inc. (The)	1,747,433	50,972,621
Garmin Ltd.	390,011	61,309,729
General Motors Co.(b)	918,354	52,199,241
Genuine Parts Co.	437,318	55,504,401
Hanesbrands, Inc.	2,891,164	52,792,655
Hasbro, Inc.	579,337	57,609,271
Hilton Worldwide Holdings, Inc.(b)(c)	438,789	57,678,814
Home Depot, Inc. (The)	181,553	59,583,879
Las Vegas Sands Corp.(b)	1,014,692	42,972,206
Leggett & Platt, Inc.(c)	1,045,679	50,223,962
Lennar Corp., Class A(c)	608,658	64,000,389
	Shares	Value
Consumer Discretionary-(continued)
LKQ Corp.(b)	1,140,080	$57,859,060
Lowe’s Cos., Inc.	295,849	57,007,144
Marriott International, Inc., Class A(b)	393,592	57,456,560
McDonald’s Corp.	238,198	57,813,037
MGM Resorts International	1,306,788	49,043,754
Mohawk Industries, Inc.(b)	292,191	56,948,026
Newell Brands, Inc.	2,013,657	49,838,011
NIKE, Inc., Class B	427,929	71,682,387
Norwegian Cruise Line Holdings Ltd.(b)(c)	1,751,897	42,098,085
NVR, Inc.(b)	12,394	64,728,904
O’Reilly Automotive, Inc.(b)	105,405	63,647,755
Penn National Gaming, Inc.(b)(c)	673,543	46,056,870
Pool Corp.	130,939	62,565,273
PulteGroup, Inc.	1,038,946	57,006,967
PVH Corp.(b)	499,394	52,246,600
Ralph Lauren Corp.	459,893	52,207,053
Ross Stores, Inc.	470,342	57,706,260
Royal Caribbean Cruises Ltd.(b)	626,545	48,162,514
Starbucks Corp.	501,586	60,907,588
Tapestry, Inc.(b)	1,274,242	53,900,437
Target Corp.	242,653	63,344,566
Tesla, Inc.(b)	92,562	63,608,606
TJX Cos., Inc. (The)	858,670	59,085,083
Tractor Supply Co.	306,812	55,511,495
Ulta Beauty, Inc.(b)	166,799	56,011,104
Under Armour, Inc., Class A(b)	1,391,520	28,456,584
Under Armour, Inc., Class C(b)	1,437,824	25,190,676
VF Corp.	687,430	55,131,886
Whirlpool Corp.(c)	250,139	55,415,794
Wynn Resorts Ltd.(b)(c)	443,905	43,649,179
Yum! Brands, Inc.	472,081	62,026,723
		3,518,995,534
Consumer Staples-6.18%
Altria Group, Inc.	1,134,657	54,508,922
Archer-Daniels-Midland Co.	855,457	51,087,892
Brown-Forman Corp., Class B(c)	747,321	53,000,005
Campbell Soup Co.(c)	1,224,382	53,529,981
Church & Dwight Co., Inc.	666,586	57,713,016
Clorox Co. (The)(c)	320,632	57,999,123
Coca-Cola Co. (The)	1,005,377	57,336,650
Colgate-Palmolive Co.	675,283	53,684,999
Conagra Brands, Inc.	1,512,590	50,656,639
Constellation Brands, Inc., Class A	237,208	53,215,243
Costco Wholesale Corp.	148,129	63,653,994
Estee Lauder Cos., Inc. (The), Class A	188,124	62,801,435
General Mills, Inc.	902,835	53,140,868
Hershey Co. (The)	323,451	57,858,915
Hormel Foods Corp.(c)	1,157,575	53,688,329
JM Smucker Co. (The)	414,571	54,354,404
Kellogg Co.	866,264	54,886,487
Kimberly-Clark Corp.	435,397	59,092,081
Kraft Heinz Co. (The)	1,300,284	50,021,925
Kroger Co. (The)	1,458,874	59,376,172
Lamb Weston Holdings, Inc.	674,619	45,044,311
McCormick & Co., Inc.(c)	635,547	53,493,991
Molson Coors Beverage Co., Class B(b)(c)	941,432	46,026,610
Mondelez International, Inc., Class A	885,216	55,998,764
Monster Beverage Corp.(b)	604,058	56,974,751
PepsiCo, Inc.	382,173	59,982,052
Philip Morris International, Inc.	571,255	57,176,913
Procter & Gamble Co. (The)	418,393	59,508,036
Sysco Corp.	706,907	52,452,499
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Tyson Foods, Inc., Class A	729,873	$52,156,725
Walgreens Boots Alliance, Inc.	1,020,736	48,127,702
Walmart, Inc.	400,905	57,149,008
		1,755,698,442
Energy-3.84%
APA Corp.	2,494,962	46,780,538
Baker Hughes Co., Class A(c)	2,179,133	46,284,785
Cabot Oil & Gas Corp.(c)	3,267,205	52,275,280
Chevron Corp.	523,288	53,275,951
ConocoPhillips	941,270	52,767,596
Devon Energy Corp.	1,927,497	49,806,522
Diamondback Energy, Inc.(c)	646,845	49,891,155
EOG Resources, Inc.	660,563	48,128,620
Exxon Mobil Corp.	908,068	52,277,475
Halliburton Co.	2,349,706	48,591,920
Hess Corp.	629,868	48,147,110
Kinder Morgan, Inc.	2,949,646	51,264,847
Marathon Oil Corp.	4,194,423	48,613,363
Marathon Petroleum Corp.	893,669	49,348,402
NOV, Inc.(b)	3,335,046	46,056,985
Occidental Petroleum Corp.	1,993,036	52,018,240
ONEOK, Inc.	1,025,506	53,295,547
Phillips 66	620,849	45,588,942
Pioneer Natural Resources Co.(c)	346,397	50,355,732
Schlumberger N.V.	1,618,243	46,653,946
Valero Energy Corp.	694,741	46,526,805
Williams Cos., Inc. (The)(c)	2,031,840	50,897,592
		1,088,847,353
Financials-12.56%
Aflac, Inc.	1,003,722	55,204,710
Allstate Corp. (The)	428,631	55,743,462
American Express Co.	343,531	58,582,341
American International Group, Inc.	1,085,502	51,398,520
Ameriprise Financial, Inc.	218,224	56,205,773
Aon PLC, Class A(c)	225,817	58,719,195
Arthur J. Gallagher & Co.	390,428	54,390,525
Assurant, Inc.	346,507	54,682,270
Bank of America Corp.	1,348,529	51,729,572
Bank of New York Mellon Corp. (The)	1,120,142	57,496,889
Berkshire Hathaway, Inc., Class B(b)	196,623	54,718,215
BlackRock, Inc.	64,765	56,162,265
Capital One Financial Corp.	351,698	56,869,567
Cboe Global Markets, Inc.	495,829	58,740,862
Charles Schwab Corp. (The)	763,840	51,902,928
Chubb Ltd.	337,995	57,033,276
Cincinnati Financial Corp.	463,508	54,638,323
Citigroup, Inc.	738,070	49,908,293
Citizens Financial Group, Inc.	1,180,134	49,754,449
CME Group, Inc., Class A	263,352	55,864,860
Comerica, Inc.	765,225	52,540,349
Discover Financial Services	458,545	57,006,314
Everest Re Group Ltd.(c)	222,403	56,230,151
Fifth Third Bancorp	1,391,583	50,500,547
First Republic Bank	295,913	57,708,953
Franklin Resources, Inc.(c)	1,622,980	47,959,059
Globe Life, Inc.(c)	542,132	50,477,911
Goldman Sachs Group, Inc. (The)	149,042	55,872,865
Hartford Financial Services Group, Inc. (The)	866,812	55,146,579
Huntington Bancshares, Inc.	3,901,777	54,937,020
Intercontinental Exchange, Inc.	501,082	60,044,656
	Shares	Value
Financials-(continued)
Invesco Ltd.(d)	1,926,761	$46,974,433
JPMorgan Chase & Co.	352,015	53,428,837
KeyCorp	2,573,545	50,595,895
Lincoln National Corp.	833,765	51,376,599
Loews Corp.	1,003,722	53,829,611
M&T Bank Corp.	363,697	48,680,843
MarketAxess Holdings, Inc.	128,007	60,825,086
Marsh & McLennan Cos., Inc.	406,536	59,850,230
MetLife, Inc.	880,870	50,826,199
Moody’s Corp.	164,032	61,676,032
Morgan Stanley	613,354	58,869,717
MSCI, Inc.	118,337	70,524,119
Nasdaq, Inc.	326,316	60,932,987
Northern Trust Corp.	480,046	54,173,191
People’s United Financial, Inc.	3,086,938	48,464,927
PNC Financial Services Group, Inc. (The)	298,441	54,438,623
Principal Financial Group, Inc.	870,251	54,068,695
Progressive Corp. (The)(c)	603,394	57,418,973
Prudential Financial, Inc.(c)	534,890	53,638,769
Raymond James Financial, Inc.	430,751	55,773,639
Regions Financial Corp.	2,623,656	50,505,378
S&P Global, Inc.(c)	143,934	61,707,384
State Street Corp.	674,370	58,764,602
SVB Financial Group(b)	100,720	55,391,971
Synchrony Financial	1,143,378	53,761,634
T. Rowe Price Group, Inc.	291,266	59,464,867
Travelers Cos., Inc. (The)	365,297	54,400,029
Truist Financial Corp.	973,761	53,001,811
U.S. Bancorp	954,869	53,033,424
Unum Group	1,855,287	50,834,864
W.R. Berkley Corp.	743,372	54,392,529
Wells Fargo & Co.	1,236,194	56,790,752
Willis Towers Watson PLC	218,678	45,065,162
Zions Bancorporation N.A.	1,021,496	53,271,016
		3,564,923,527
Health Care-13.59%
Abbott Laboratories	513,490	62,122,020
AbbVie, Inc.	489,337	56,909,893
ABIOMED, Inc.(b)	188,790	61,760,761
Agilent Technologies, Inc.	393,767	60,336,917
Align Technology, Inc.(b)	92,670	64,479,786
AmerisourceBergen Corp.	471,311	57,580,065
Amgen, Inc.	232,467	56,150,079
Anthem, Inc.	147,032	56,461,758
Baxter International, Inc.	686,484	53,099,537
Becton, Dickinson and Co.	232,359	59,425,814
Biogen, Inc.(b)	142,196	46,459,699
Bio-Rad Laboratories, Inc., Class A(b)	93,862	69,411,888
Boston Scientific Corp.(b)	1,315,647	59,993,503
Bristol-Myers Squibb Co.	838,544	56,911,981
Cardinal Health, Inc.	952,053	56,532,907
Catalent, Inc.(b)	517,659	62,020,725
Centene Corp.(b)	797,280	54,701,381
Cerner Corp.	694,917	55,864,378
Charles River Laboratories International, Inc.(b)	160,465	65,296,418
Cigna Corp.	233,209	53,519,133
Cooper Cos., Inc. (The)	150,534	63,490,725
CVS Health Corp.	660,325	54,384,367
Danaher Corp.	228,840	68,077,612
DaVita, Inc.(b)	461,674	55,516,299
DENTSPLY SIRONA, Inc.	861,231	56,875,695

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
DexCom, Inc.(b)	140,859	$72,614,223
Edwards Lifesciences Corp.(b)	565,250	63,460,617
Eli Lilly and Co.	251,769	61,305,751
Gilead Sciences, Inc.	821,080	56,071,553
HCA Healthcare, Inc.	266,897	66,243,835
Henry Schein, Inc.(b)	715,757	57,367,924
Hologic, Inc.(b)	890,622	66,832,275
Humana, Inc.	134,824	57,416,149
IDEXX Laboratories, Inc.(b)	96,909	65,755,664
Illumina, Inc.(b)	124,824	61,881,498
Incyte Corp.(b)	683,575	52,874,526
Intuitive Surgical, Inc.(b)	65,130	64,573,790
IQVIA Holdings, Inc.(b)	232,369	57,557,801
Johnson & Johnson	342,485	58,975,917
Laboratory Corp. of America Holdings(b)	218,232	64,629,407
McKesson Corp.	288,543	58,813,720
Medtronic PLC	455,877	59,861,209
Merck & Co., Inc.	740,162	56,896,253
Mettler-Toledo International, Inc.(b)	42,979	63,338,582
Moderna, Inc.(b)(c)	185,002	65,416,707
Organon & Co.(b)	1,904,386	55,246,238
PerkinElmer, Inc.	384,604	70,086,387
Perrigo Co. PLC	1,182,695	56,804,841
Pfizer, Inc.	1,406,023	60,191,845
Quest Diagnostics, Inc.(c)	443,475	62,884,755
Regeneron Pharmaceuticals, Inc.(b)	107,309	61,660,824
ResMed, Inc.	258,303	70,206,755
STERIS PLC	284,550	62,017,672
Stryker Corp.	220,658	59,785,079
Teleflex, Inc.(c)	143,312	56,956,488
Thermo Fisher Scientific, Inc.	121,124	65,408,171
UnitedHealth Group, Inc.	141,698	58,410,750
Universal Health Services, Inc., Class B	352,002	56,464,641
Vertex Pharmaceuticals, Inc.(b)	292,362	58,934,332
Viatris, Inc.	3,589,285	50,501,240
Waters Corp.(b)	167,802	65,410,898
West Pharmaceutical Services, Inc.	163,652	67,380,438
Zimmer Biomet Holdings, Inc.	356,809	58,309,727
Zoetis, Inc.	310,056	62,848,351
		3,858,780,174
Industrials-14.86%
3M Co.	278,373	55,101,152
A.O. Smith Corp.	818,996	57,599,989
Alaska Air Group, Inc.(b)	862,399	50,045,014
Allegion PLC	407,007	55,597,156
American Airlines Group, Inc.(b)(c)	2,399,512	48,902,055
AMETEK, Inc.	415,764	57,811,984
Boeing Co. (The)(b)	228,476	51,745,244
C.H. Robinson Worldwide, Inc.	564,797	50,362,949
Carrier Global Corp.	1,224,821	67,671,360
Caterpillar, Inc.	255,691	52,864,114
Cintas Corp.	159,802	62,990,752
Copart, Inc.(b)	452,810	66,563,070
CSX Corp.	1,742,081	56,304,058
Cummins, Inc.	225,919	52,435,800
Deere & Co.	165,235	59,747,324
Delta Air Lines, Inc.(b)	1,214,355	48,452,765
Dover Corp.	372,039	62,175,158
Eaton Corp. PLC	384,892	60,832,181
Emerson Electric Co.	582,041	58,722,117
Equifax, Inc.	244,568	63,734,421
	Shares	Value
Industrials-(continued)
Expeditors International of Washington, Inc.	449,653	$57,667,997
Fastenal Co.	1,075,339	58,896,317
FedEx Corp.	190,824	53,421,179
Fortive Corp.	790,240	57,418,838
Fortune Brands Home & Security, Inc.	571,968	55,749,721
Generac Holdings, Inc.(b)	161,528	67,738,382
General Dynamics Corp.(c)	294,768	57,783,371
General Electric Co.	4,124,065	53,406,642
Honeywell International, Inc.	250,946	58,668,665
Howmet Aerospace, Inc.(b)	1,596,356	52,392,404
Huntington Ingalls Industries, Inc.	255,333	52,376,458
IDEX Corp.	256,229	58,084,552
IHS Markit Ltd.	519,213	60,664,847
Illinois Tool Works, Inc.	242,603	54,990,822
Ingersoll Rand, Inc.(b)	1,177,602	57,549,410
J.B. Hunt Transport Services, Inc.	341,867	57,587,496
Jacobs Engineering Group, Inc.	402,672	54,461,388
Johnson Controls International PLC	842,342	60,160,066
Kansas City Southern	192,346	51,510,259
L3Harris Technologies, Inc.	252,706	57,298,558
Leidos Holdings, Inc.	528,427	56,235,201
Lockheed Martin Corp.	145,529	54,088,763
Masco Corp.	960,849	57,372,294
Nielsen Holdings PLC	2,159,993	51,170,234
Norfolk Southern Corp.	208,063	53,644,883
Northrop Grumman Corp.	150,619	54,677,709
Old Dominion Freight Line, Inc.	224,965	60,549,330
Otis Worldwide Corp.	701,303	62,801,684
PACCAR, Inc.	611,168	50,720,832
Parker-Hannifin Corp.	186,996	58,348,362
Pentair PLC	836,690	61,638,952
Quanta Services, Inc.	612,875	55,710,338
Raytheon Technologies Corp.	636,021	55,302,026
Republic Services, Inc.	515,130	60,970,787
Robert Half International, Inc.	622,759	61,161,161
Rockwell Automation, Inc.	198,527	61,031,170
Rollins, Inc.	1,694,546	64,951,948
Roper Technologies, Inc.	122,921	60,396,004
Snap-on, Inc.	236,196	51,486,004
Southwest Airlines Co.(b)(c)	980,579	49,538,851
Stanley Black & Decker, Inc.	277,584	54,697,927
Teledyne Technologies, Inc.(b)(c)	133,222	60,318,925
Textron, Inc.(c)	826,289	57,022,204
Trane Technologies PLC	305,023	62,105,733
TransDigm Group, Inc.(b)(c)	85,070	54,537,526
Union Pacific Corp.	254,941	55,770,893
United Airlines Holdings, Inc.(b)(c)	998,787	46,663,329
United Parcel Service, Inc., Class B	277,823	53,164,209
United Rentals, Inc.(b)	184,878	60,926,545
Verisk Analytics, Inc.	327,675	62,238,590
W.W. Grainger, Inc.	122,742	54,568,638
Wabtec Corp.	692,113	58,739,630
Waste Management, Inc.	403,383	59,805,564
Xylem, Inc.	477,662	60,113,763
		4,219,956,044
Information Technology-15.44%
Accenture PLC, Class A	197,717	62,810,737
Adobe, Inc.(b)	104,315	64,845,333
Advanced Micro Devices, Inc.(b)(c)	694,566	73,755,963
Akamai Technologies, Inc.(b)	476,661	57,161,187
Amphenol Corp., Class A	825,030	59,806,425

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Analog Devices, Inc.(c)	336,997	$56,420,038
ANSYS, Inc.(b)	167,840	61,842,326
Apple, Inc.	443,259	64,653,758
Applied Materials, Inc.	413,208	57,820,195
Arista Networks, Inc.(b)	155,526	59,160,535
Autodesk, Inc.(b)	203,420	65,324,265
Automatic Data Processing, Inc.	283,044	59,334,514
Broadcom, Inc.	120,194	58,342,168
Broadridge Financial Solutions, Inc.	346,704	60,149,677
Cadence Design Systems, Inc.(b)	436,963	64,517,587
CDW Corp.	334,758	61,377,879
Cisco Systems, Inc.	1,031,234	57,099,427
Citrix Systems, Inc.(c)	469,016	47,253,362
Cognizant Technology Solutions Corp., Class A	792,212	58,251,348
Corning, Inc.(c)	1,308,296	54,765,271
DXC Technology Co.(b)	1,363,529	54,513,889
Enphase Energy, Inc.(b)	383,545	72,720,132
F5 Networks, Inc.(b)	292,800	60,466,128
Fidelity National Information Services, Inc.	387,558	57,765,520
Fiserv, Inc.(b)	512,098	58,947,601
FleetCor Technologies, Inc.(b)	207,756	53,646,754
Fortinet, Inc.(b)	246,794	67,187,199
Gartner, Inc.(b)	242,758	64,265,325
Global Payments, Inc.	291,615	56,401,257
Hewlett Packard Enterprise Co.	3,553,174	51,521,023
HP, Inc.	1,876,963	54,187,922
Intel Corp.	976,017	52,431,633
International Business Machines Corp.	373,254	52,613,884
Intuit, Inc.	120,238	63,722,533
IPG Photonics Corp.(b)(c)	277,261	60,487,260
Jack Henry & Associates, Inc.	347,121	60,430,295
Juniper Networks, Inc.	1,969,578	55,423,925
Keysight Technologies, Inc.(b)	381,675	62,804,621
KLA Corp.	176,590	61,481,574
Lam Research Corp.	87,798	55,963,323
Mastercard, Inc., Class A	154,640	59,681,762
Maxim Integrated Products, Inc.	545,261	54,477,026
Microchip Technology, Inc.	366,249	52,417,557
Micron Technology, Inc.(b)	711,767	55,218,884
Microsoft Corp.	219,026	62,402,698
Monolithic Power Systems, Inc.(c)	162,496	73,002,953
Motorola Solutions, Inc.	266,446	59,662,588
NetApp, Inc.(c)	677,563	53,927,239
NortonLifeLock, Inc.	1,974,917	49,017,440
NVIDIA Corp.	318,287	62,062,782
NXP Semiconductors N.V. (China)	280,766	57,947,295
Oracle Corp.(c)	681,111	59,352,012
Paychex, Inc.	538,062	61,242,217
Paycom Software, Inc.(b)	166,021	66,408,400
PayPal Holdings, Inc.(b)	208,394	57,418,799
PTC, Inc.(b)	414,009	56,077,519
Qorvo, Inc.(b)	307,766	58,349,356
QUALCOMM, Inc.	419,161	62,790,318
salesforce.com, inc.(b)	234,748	56,792,584
Seagate Technology Holdings PLC	583,669	51,304,505
ServiceNow, Inc.(b)	113,424	66,680,835
Skyworks Solutions, Inc.	329,805	60,852,321
Synopsys, Inc.(b)	214,371	61,736,704
TE Connectivity Ltd.	412,205	60,787,871
Teradyne, Inc.(c)	441,013	56,008,651
	Shares	Value
Information Technology-(continued)
Texas Instruments, Inc.	299,303	$57,053,138
Trimble, Inc.(b)	718,026	61,391,223
Tyler Technologies, Inc.(b)(c)	131,088	64,579,192
VeriSign, Inc.(b)	255,416	55,264,360
Visa, Inc., Class A	240,254	59,196,183
Western Digital Corp.(b)	754,799	49,009,099
Western Union Co. (The)	2,262,761	52,518,683
Xilinx, Inc.(c)	439,176	65,806,132
Zebra Technologies Corp., Class A(b)	111,021	61,336,882
		4,383,449,001
Materials-5.36%
Air Products and Chemicals, Inc.	187,976	54,706,655
Albemarle Corp.(c)	331,680	68,339,347
Amcor PLC	4,612,731	53,323,170
Avery Dennison Corp.	257,311	54,210,281
Ball Corp.(c)	692,637	56,020,481
Celanese Corp.	352,092	54,845,371
CF Industries Holdings, Inc.	1,049,630	49,595,018
Corteva, Inc.	1,267,717	54,232,933
Dow, Inc.	830,105	51,599,327
DuPont de Nemours, Inc.	684,001	51,334,275
Eastman Chemical Co.	450,614	50,793,210
Ecolab, Inc.	263,301	58,144,760
FMC Corp.	473,016	50,589,061
Freeport-McMoRan, Inc.(c)	1,382,258	52,664,030
International Flavors & Fragrances, Inc.(c)	382,188	57,572,800
International Paper Co.	886,877	51,226,016
Linde PLC (United Kingdom)	194,105	59,665,936
LyondellBasell Industries N.V., Class A	512,721	50,928,577
Martin Marietta Materials, Inc.	159,876	58,082,951
Mosaic Co. (The)	1,632,144	50,971,857
Newmont Corp.	803,116	50,451,747
Nucor Corp.	529,828	55,112,709
Packaging Corp. of America	392,551	55,545,966
PPG Industries, Inc.	318,087	52,013,586
Sealed Air Corp.	962,004	54,593,727
Sherwin-Williams Co. (The)	204,003	59,370,993
Vulcan Materials Co.	324,267	58,364,817
Westrock Co.	984,627	48,453,495
		1,522,753,096
Real Estate-5.85%
Alexandria Real Estate Equities, Inc.	292,132	58,817,857
American Tower Corp.	210,722	59,592,182
AvalonBay Communities, Inc.	263,210	59,967,134
Boston Properties, Inc.(c)	458,202	53,783,751
CBRE Group, Inc., Class A(b)	636,579	61,404,410
Crown Castle International Corp.(c)	290,453	56,083,570
Digital Realty Trust, Inc.(c)	348,346	53,701,019
Duke Realty Corp.	1,145,415	58,278,715
Equinix, Inc.	69,368	56,910,201
Equity Residential	699,254	58,828,239
Essex Property Trust, Inc.	179,666	58,948,415
Extra Space Storage, Inc.	354,175	61,676,034
Federal Realty Investment Trust	456,522	53,655,031
Healthpeak Properties, Inc.	1,623,460	60,019,316
Host Hotels & Resorts, Inc.(b)	3,152,175	50,214,148
Iron Mountain, Inc.(c)	1,220,074	53,390,438
Kimco Realty Corp.(c)	2,554,913	54,496,294
Mid-America Apartment Communities, Inc.	329,120	63,553,072
Prologis, Inc.	453,019	58,004,553

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Public Storage	191,020	$59,689,930
Realty Income Corp.	802,294	56,393,245
Regency Centers Corp.	827,599	54,133,251
SBA Communications Corp., Class A	178,099	60,729,978
Simon Property Group, Inc.	420,590	53,213,047
UDR, Inc.(c)	1,123,253	61,767,682
Ventas, Inc.	972,086	58,111,301
Vornado Realty Trust(c)	1,128,819	49,103,626
Welltower, Inc.	708,642	61,552,644
Weyerhaeuser Co.	1,598,509	53,917,709
		1,659,936,792
Utilities-5.53%
AES Corp. (The)	2,181,733	51,707,072
Alliant Energy Corp.	964,077	56,427,427
Ameren Corp.(c)	658,332	55,247,221
American Electric Power Co., Inc.	666,020	58,689,682
American Water Works Co., Inc.	352,047	59,886,715
Atmos Energy Corp.(c)	554,579	54,675,944
CenterPoint Energy, Inc.(c)	2,159,143	54,971,781
CMS Energy Corp.	930,633	57,503,813
Consolidated Edison, Inc.	731,234	53,943,132
Dominion Energy, Inc.	730,358	54,681,904
DTE Energy Co.	478,528	56,140,905
Duke Energy Corp.	553,795	58,209,392
Edison International	974,107	53,088,832
Entergy Corp.	518,197	53,332,835
Evergy, Inc.	880,173	57,404,883
Eversource Energy	681,620	58,803,357
Exelon Corp.	1,203,433	56,320,664
FirstEnergy Corp.	1,456,789	55,824,155
NextEra Energy, Inc.	768,439	59,861,398
NiSource, Inc.	2,170,561	53,764,796
NRG Energy, Inc.	1,513,842	62,430,844
Pinnacle West Capital Corp.	643,731	53,783,725
PPL Corp.	1,924,732	54,604,647
	Shares	Value
Utilities-(continued)
Public Service Enterprise Group, Inc.	913,664	$56,857,311
Sempra Energy(c)	397,506	51,934,159
Southern Co. (The)	884,018	56,462,230
WEC Energy Group, Inc.	607,579	57,197,487
Xcel Energy, Inc.	811,724	55,400,163
		1,569,156,474
Total Common Stocks & Other Equity Interests (Cost $23,434,561,642)		28,365,191,827
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $7,846,629)	7,846,629	7,846,629
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $23,442,408,271)		28,373,038,456
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.44%
Invesco Private Government Fund, 0.02%(d)(e)(f)	208,185,848	208,185,848
Invesco Private Prime Fund, 0.12%(d)(e)(f)	486,148,654	486,343,118
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $694,528,961)		694,528,966
TOTAL INVESTMENTS IN SECURITIES-102.39% (Cost $24,136,937,232)		29,067,567,422
OTHER ASSETS LESS LIABILITIES-(2.39)%		(679,327,196)
NET ASSETS-100.00%		$28,388,240,226

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Ltd.	$53,120,799	$7,089,277	$(7,877,812)	$(6,976,667)	$1,618,836	$46,974,433	$340,430
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	8,055,574	112,403,278	(112,612,223)	-	-	7,846,629	783
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight ETF (RSP)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$282,481,546	$685,325,039	$(759,620,737)	$-	$-	$208,185,848	$6,410*
Invesco Private Prime Fund	465,681,081	1,235,759,178	(1,215,097,142)	1	-	486,343,118	114,261*
Total	$809,339,000	$2,040,576,772	$(2,095,207,914)	$(6,976,666)	$1,618,836	$749,350,028	$461,884

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Diversified Telecommunication Services-12.74%
AT&T, Inc.	69,865	$1,959,713
Lumen Technologies, Inc.	136,024	1,696,219
Verizon Communications, Inc.	35,766	1,995,028
		5,650,960
Entertainment-26.43%
Activision Blizzard, Inc.	20,875	1,745,568
Electronic Arts, Inc.	14,005	2,016,160
Live Nation Entertainment, Inc.(b)	23,443	1,849,418
Netflix, Inc.(b)	4,195	2,171,206
Take-Two Interactive Software, Inc.(b)	10,985	1,905,019
Walt Disney Co. (The)(b)	11,559	2,034,615
		11,721,986
Interactive Media & Services-15.31%
Alphabet, Inc., Class A(b)	421	1,134,397
Alphabet, Inc., Class C(b)	402	1,087,177
Facebook, Inc., Class A(b)	6,186	2,204,072
Twitter, Inc.(b)	33,889	2,363,757
		6,789,403
Media-40.78%
Charter Communications, Inc., Class A(b)	2,985	2,220,989
Comcast Corp., Class A	36,052	2,120,939
Discovery, Inc., Class A(b)(c)	24,868	721,421
Discovery, Inc., Class C(b)	44,334	1,201,895
DISH Network Corp., Class A(b)	51,196	2,144,600
Fox Corp., Class A	37,541	1,338,712
Fox Corp., Class B	17,258	573,656
Interpublic Group of Cos., Inc. (The)	59,969	2,120,504
News Corp., Class A	58,873	1,450,042
News Corp., Class B	18,335	431,056
Omnicom Group, Inc.	24,439	1,779,648
ViacomCBS, Inc., Class B	48,369	1,979,743
		18,083,205
	Shares	Value
Wireless Telecommunication Services-4.58%
T-Mobile US, Inc.(b)	14,092	$2,029,530
Total Common Stocks & Other Equity Interests (Cost $41,834,131)		44,275,084

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,622)	2,622	2,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $41,836,753)		44,277,706
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.92%
Invesco Private Government Fund, 0.02%(d)(e)(f)	256,198	256,198
Invesco Private Prime Fund, 0.12%(d)(e)(f)	597,556	597,795
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $853,993)		853,993
TOTAL INVESTMENTS IN SECURITIES-101.77% (Cost $42,690,746)		45,131,699
OTHER ASSETS LESS LIABILITIES-(1.77)%		(786,035)
NET ASSETS-100.00%		$44,345,664
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$186,121	$(183,499)	$-	$-	$2,622	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	168,501	4,103,629	(4,015,932)	-	-	256,198	7*
Invesco Private Prime Fund	252,751	5,784,309	(5,439,265)	-	-	597,795	153*
Total	$421,252	$10,074,059	$(9,638,696)	$-	$-	$856,615	$162

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Communication Services ETF (EWCO)—(continued)
July 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Auto Components-3.20%
Aptiv PLC(b)	81,951	$13,673,524
BorgWarner, Inc.	242,759	11,890,336
		25,563,860
Automobiles-4.76%
Ford Motor Co.(b)	840,623	11,726,691
General Motors Co.(b)	208,901	11,873,933
Tesla, Inc.(b)	21,058	14,471,057
		38,071,681
Distributors-5.00%
Genuine Parts Co.	99,551	12,635,013
LKQ Corp.(b)	259,344	13,161,708
Pool Corp.	29,760	14,219,923
		40,016,644
Hotels, Restaurants & Leisure-27.34%
Booking Holdings, Inc.(b)	5,588	12,172,117
Caesars Entertainment, Inc.(b)	116,455	10,173,509
Carnival Corp.(b)(c)	429,170	9,291,530
Chipotle Mexican Grill, Inc.(b)	9,415	17,544,288
Darden Restaurants, Inc.	92,323	13,468,079
Domino’s Pizza, Inc.	28,377	14,911,830
Expedia Group, Inc.(b)	74,288	11,950,711
Hilton Worldwide Holdings, Inc.(b)	99,858	13,126,334
Las Vegas Sands Corp.(b)	230,891	9,778,234
Marriott International, Inc., Class A(b)	89,536	13,070,465
McDonald’s Corp.	54,224	13,160,707
MGM Resorts International	297,280	11,156,918
Norwegian Cruise Line Holdings Ltd.(b)(c)	398,526	9,576,580
Penn National Gaming, Inc.(b)(c)	153,217	10,476,978
Royal Caribbean Cruises Ltd.(b)	142,559	10,958,510
Starbucks Corp.	114,113	13,856,742
Wynn Resorts Ltd.(b)	100,993	9,930,642
Yum! Brands, Inc.	107,365	14,106,687
		218,710,861
Household Durables-14.75%
D.R. Horton, Inc.	144,746	13,813,111
Garmin Ltd.	88,734	13,948,985
Leggett & Platt, Inc.(c)	237,856	11,424,224
Lennar Corp., Class A	138,506	14,563,906
Mohawk Industries, Inc.(b)	66,507	12,962,214
Newell Brands, Inc.	458,073	11,337,307
NVR, Inc.(b)	2,754	14,383,040
PulteGroup, Inc.	236,379	12,970,116
Whirlpool Corp.	56,858	12,596,321
		117,999,224
Internet & Direct Marketing Retail-5.01%
Amazon.com, Inc.(b)	3,842	12,784,601
eBay, Inc.	191,330	13,050,619
Etsy, Inc.(b)(c)	77,472	14,216,887
		40,052,107
Leisure Products-1.64%
Hasbro, Inc.	131,765	13,102,712
Multiline Retail-5.17%
Dollar General Corp.	61,378	14,278,978
	Shares	Value
Multiline Retail-(continued)
Dollar Tree, Inc.(b)	126,936	$12,666,943
Target Corp.	55,140	14,394,297
		41,340,218
Specialty Retail-21.99%
Advance Auto Parts, Inc.	64,408	13,658,361
AutoZone, Inc.(b)	9,212	14,956,327
Bath & Body Works, Inc.	191,692	15,348,778
Best Buy Co., Inc.	112,242	12,610,389
CarMax, Inc.(b)	109,936	14,725,927
Gap, Inc. (The)	397,537	11,596,154
Home Depot, Inc. (The)	41,351	13,570,985
Lowe’s Cos., Inc.	67,328	12,973,432
O’Reilly Automotive, Inc.(b)	24,038	14,515,106
Ross Stores, Inc.	106,958	13,122,677
TJX Cos., Inc. (The)	195,333	13,440,864
Tractor Supply Co.	69,734	12,616,973
Ulta Beauty, Inc.(b)	37,958	12,746,296
		175,882,269
Textiles, Apparel & Luxury Goods-11.14%
Hanesbrands, Inc.	657,682	12,009,273
NIKE, Inc., Class B	97,353	16,307,601
PVH Corp.(b)	113,633	11,888,285
Ralph Lauren Corp.	104,671	11,882,252
Tapestry, Inc.(b)	289,953	12,265,012
Under Armour, Inc., Class A(b)	316,598	6,474,429
Under Armour, Inc., Class C(b)	327,067	5,730,214
VF Corp.	156,402	12,543,440
		89,100,506
Total Common Stocks & Other Equity Interests (Cost $769,529,853)		799,840,082

Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $72,917)	72,917	72,917
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $769,602,770)		799,912,999
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.67%
Invesco Private Government Fund, 0.02%(d)(e)(f)	8,817,286	8,817,286
Invesco Private Prime Fund, 0.12%(d)(e)(f)	20,577,751	20,585,982
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,403,268)		29,403,268
TOTAL INVESTMENTS IN SECURITIES-103.68% (Cost $799,006,038)		829,316,267
OTHER ASSETS LESS LIABILITIES-(3.68)%		(29,466,544)
NET ASSETS-100.00%		$799,849,723
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Discretionary ETF (RCD)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$348,584	$1,725,858	$(2,001,525)	$-	$-	$72,917	$29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,580,099	40,528,677	(46,291,490)	-	-	8,817,286	382*
Invesco Private Prime Fund	21,870,149	91,262,644	(92,546,810)	(1)	-	20,585,982	6,196*
Total	$36,798,832	$133,517,179	$(140,839,825)	$(1)	$-	$29,476,185	$6,607

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Beverages-18.58%
Brown-Forman Corp., Class B(b)	204,857	$14,528,459
Coca-Cola Co. (The)	275,809	15,729,387
Constellation Brands, Inc., Class A	65,065	14,596,682
Molson Coors Beverage Co., Class B(b)(c)	258,160	12,621,442
Monster Beverage Corp.(c)	165,663	15,625,334
PepsiCo, Inc.	104,869	16,459,190
		89,560,494
Food & Staples Retailing-15.97%
Costco Wholesale Corp.	40,563	17,430,732
Kroger Co. (The)	400,126	16,285,128
Sysco Corp.	193,807	14,380,480
Walgreens Boots Alliance, Inc.	279,865	13,195,635
Walmart, Inc.	110,046	15,687,057
		76,979,032
Food Products-39.03%
Archer-Daniels-Midland Co.	234,536	14,006,490
Campbell Soup Co.	335,915	14,686,204
Conagra Brands, Inc.	414,658	13,886,896
General Mills, Inc.	247,589	14,573,089
Hershey Co. (The)	88,608	15,850,199
Hormel Foods Corp.(b)	317,527	14,726,902
JM Smucker Co. (The)	113,688	14,905,634
Kellogg Co.	237,715	15,061,622
Kraft Heinz Co. (The)	356,496	13,714,401
Lamb Weston Holdings, Inc.	184,912	12,346,574
McCormick & Co., Inc.	174,332	14,673,525
Mondelez International, Inc., Class A	242,855	15,363,007
Tyson Foods, Inc., Class A	200,064	14,296,574
		188,091,117
Household Products-16.39%
Church & Dwight Co., Inc.	182,892	15,834,789
Clorox Co. (The)	87,925	15,904,753
Colgate-Palmolive Co.	185,213	14,724,434
Kimberly-Clark Corp.	119,382	16,202,525
Procter & Gamble Co. (The)	114,851	16,335,258
		79,001,759
	Shares	Value
Personal Products-3.58%
Estee Lauder Cos., Inc. (The), Class A	51,592	$17,222,957
Tobacco-6.35%
Altria Group, Inc.	311,077	14,944,139
Philip Morris International, Inc.	156,612	15,675,295
		30,619,434
Total Common Stocks & Other Equity Interests (Cost $421,934,886)		481,474,793

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $14,458)	14,458	14,458
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $421,949,344)		481,489,251
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.58%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,283,572	2,283,572
Invesco Private Prime Fund, 0.12%(d)(e)(f)	5,326,204	5,328,335
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,611,907)		7,611,907
TOTAL INVESTMENTS IN SECURITIES-101.48% (Cost $429,561,251)		489,101,158
OTHER ASSETS LESS LIABILITIES-(1.48)%		(7,137,425)
NET ASSETS-100.00%		$481,963,733
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,315,407	$(2,300,949)	$-	$-	$14,458	$11
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Consumer Staples ETF (RHS)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,457,724	$11,525,808	$(14,699,960)	$-	$-	$2,283,572	$87*
Invesco Private Prime Fund	8,186,586	26,401,571	(29,259,822)	-	-	5,328,335	1,393*
Total	$13,644,310	$40,242,786	$(46,260,731)	$-	$-	$7,626,365	$1,491

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Energy ETF (RYE)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.83%
Energy Equipment & Services-17.20%
Baker Hughes Co., Class A(b)	356,308	$7,567,982
Halliburton Co.	384,184	7,944,925
NOV, Inc.(c)	545,300	7,530,593
Schlumberger N.V.	264,601	7,628,447
		30,671,947
Oil, Gas & Consumable Fuels-82.63%
APA Corp.	407,951	7,649,081
Cabot Oil & Gas Corp.(b)	534,256	8,548,096
Chevron Corp.	85,553	8,710,151
ConocoPhillips	153,942	8,629,989
Devon Energy Corp.	315,191	8,144,535
Diamondback Energy, Inc.	105,786	8,159,274
EOG Resources, Inc.	108,052	7,872,669
Exxon Mobil Corp.	148,495	8,548,857
Hess Corp.	102,943	7,868,963
Kinder Morgan, Inc.	482,337	8,383,017
Marathon Oil Corp.	685,880	7,949,349
Marathon Petroleum Corp.	146,121	8,068,802
Occidental Petroleum Corp.	325,871	8,505,233
ONEOK, Inc.	167,671	8,713,862
Phillips 66	101,483	7,451,897
Pioneer Natural Resources Co.	56,673	8,238,554
Valero Energy Corp.	113,568	7,605,649
Williams Cos., Inc. (The)	332,204	8,321,710
		147,369,688
Total Common Stocks & Other Equity Interests (Cost $183,713,383)		178,041,635
	Shares	Value

Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $774)	774	$774
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $183,714,157)		178,042,409
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.11%
Invesco Private Government Fund, 0.02%(d)(e)(f)	4,874,781	4,874,781
Invesco Private Prime Fund, 0.12%(d)(e)(f)	11,369,940	11,374,489
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,249,269)		16,249,270
TOTAL INVESTMENTS IN SECURITIES-108.94% (Cost $199,963,426)		194,291,679
OTHER ASSETS LESS LIABILITIES-(8.94)%		(15,950,603)
NET ASSETS-100.00%		$178,341,076

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$77,255	$1,389,328	$(1,465,809)	$-	$-	$774	$8
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	10,029,304	(5,154,523)	-	-	4,874,781	27*
Invesco Private Prime Fund	-	17,159,835	(5,785,347)	1	-	11,374,489	406*
Total	$77,255	$28,578,467	$(12,405,679)	$1	$-	$16,250,044	$441

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Financials ETF (RYF)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Banks-26.46%
Bank of America Corp.	144,753	$5,552,726
Citigroup, Inc.	79,157	5,352,596
Citizens Financial Group, Inc.	126,600	5,337,456
Comerica, Inc.	82,071	5,634,995
Fifth Third Bancorp	149,211	5,414,867
First Republic Bank	31,826	6,206,707
Huntington Bancshares, Inc.	418,825	5,897,056
JPMorgan Chase & Co.	37,742	5,728,481
KeyCorp	275,917	5,424,528
M&T Bank Corp.	38,992	5,219,079
People’s United Financial, Inc.	331,385	5,202,745
PNC Financial Services Group, Inc. (The)	31,974	5,832,377
Regions Financial Corp.	281,638	5,421,531
SVB Financial Group(b)	10,755	5,914,820
Truist Financial Corp.	104,527	5,689,405
U.S. Bancorp	102,481	5,691,795
Wells Fargo & Co.	132,663	6,094,538
Zions Bancorporation N.A.	109,669	5,719,238
		101,334,940
Capital Markets-32.20%
Ameriprise Financial, Inc.	23,496	6,051,630
Bank of New York Mellon Corp. (The)	120,284	6,174,178
BlackRock, Inc.	6,848	5,938,380
Cboe Global Markets, Inc.	53,111	6,292,060
Charles Schwab Corp. (The)	82,006	5,572,308
CME Group, Inc., Class A	28,217	5,985,672
Franklin Resources, Inc.	174,238	5,148,733
Goldman Sachs Group, Inc. (The)	16,004	5,999,579
Intercontinental Exchange, Inc.	53,773	6,443,619
Invesco Ltd.(c)	206,624	5,037,493
MarketAxess Holdings, Inc.	13,788	6,551,644
Moody’s Corp.	17,619	6,624,744
Morgan Stanley	65,852	6,320,475
MSCI, Inc.	12,593	7,504,924
Nasdaq, Inc.	35,102	6,554,596
Northern Trust Corp.	51,537	5,815,950
Raymond James Financial, Inc.	46,157	5,976,408
S&P Global, Inc.(d)	15,437	6,618,151
State Street Corp.	72,397	6,308,675
T. Rowe Price Group, Inc.	31,217	6,373,263
		123,292,482
Consumer Finance-6.34%
American Express Co.	36,889	6,290,681
Capital One Financial Corp.	37,652	6,088,329
Discover Financial Services	49,291	6,127,857
Synchrony Financial	122,692	5,768,978
		24,275,845
Diversified Financial Services-1.53%
Berkshire Hathaway, Inc., Class B(b)	21,090	5,869,136
	Shares	Value
Insurance-33.33%
Aflac, Inc.	107,762	$5,926,910
Allstate Corp. (The)	46,081	5,992,834
American International Group, Inc.	116,363	5,509,788
Aon PLC, Class A(d)	24,173	6,285,705
Arthur J. Gallagher & Co.	41,913	5,838,900
Assurant, Inc.	37,155	5,863,430
Chubb Ltd.	36,296	6,124,587
Cincinnati Financial Corp.	49,777	5,867,713
Everest Re Group Ltd.	23,879	6,037,328
Globe Life, Inc.	58,214	5,420,305
Hartford Financial Services Group, Inc. (The)	93,100	5,923,022
Lincoln National Corp.	89,404	5,509,074
Loews Corp.	107,760	5,779,169
Marsh & McLennan Cos., Inc.	43,555	6,412,167
MetLife, Inc.	94,408	5,447,342
Principal Financial Group, Inc.	93,424	5,804,433
Progressive Corp. (The)	64,742	6,160,849
Prudential Financial, Inc.	57,440	5,760,083
Travelers Cos., Inc. (The)	39,180	5,834,686
Unum Group	199,177	5,457,450
W.R. Berkley Corp.	79,781	5,837,576
Willis Towers Watson PLC	23,477	4,838,140
		127,631,491
Total Common Stocks & Other Equity Interests (Cost $345,284,513)		382,403,894

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(e) (Cost $152,202)	152,202	152,202
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.90% (Cost $345,436,715)		382,556,096
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.03%
Invesco Private Government Fund, 0.02%(c)(e)(f)	2,325,637	2,325,637
Invesco Private Prime Fund, 0.12%(c)(e)(f)	5,424,316	5,426,485
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,752,122)		7,752,122
TOTAL INVESTMENTS IN SECURITIES-101.93% (Cost $353,188,837)		390,308,218
OTHER ASSETS LESS LIABILITIES-(1.93)%		(7,379,915)
NET ASSETS-100.00%		$382,928,303
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Financials ETF (RYF)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Invesco Ltd.	$5,769,981	$1,110,526	$(1,228,963)	$(862,053)	$248,002	$5,037,493	$37,367
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	215,534	2,245,929	(2,309,261)	-	-	152,202	11
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	11,219,478	(8,893,841)	-	-	2,325,637	77*
Invesco Private Prime Fund	-	21,094,100	(15,667,615)	-	-	5,426,485	1,252*
Total	$5,985,515	$35,670,033	$(28,099,680)	$(862,053)	$248,002	$12,941,817	$38,707

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Health Care ETF (RYH)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Biotechnology-11.78%
AbbVie, Inc.	119,613	$13,910,992
Amgen, Inc.	56,838	13,728,650
Biogen, Inc.(b)	34,790	11,366,937
Gilead Sciences, Inc.	200,642	13,701,842
Incyte Corp.(b)	167,086	12,924,102
Moderna, Inc.(b)(c)	45,140	15,961,504
Regeneron Pharmaceuticals, Inc.(b)	26,290	15,106,497
Vertex Pharmaceuticals, Inc.(b)	71,539	14,420,832
		111,121,356
Health Care Equipment & Supplies-34.13%
Abbott Laboratories	125,713	15,208,759
ABIOMED, Inc.(b)	46,182	15,107,980
Align Technology, Inc.(b)	22,565	15,700,727
Baxter International, Inc.	167,775	12,977,396
Becton, Dickinson and Co.	56,948	14,564,451
Boston Scientific Corp.(b)	321,557	14,662,999
Cooper Cos., Inc. (The)	36,823	15,530,837
Danaher Corp.	55,931	16,638,913
DENTSPLY SIRONA, Inc.	210,434	13,897,061
DexCom, Inc.(b)	34,525	17,797,983
Edwards Lifesciences Corp.(b)	138,189	15,514,479
Hologic, Inc.(b)	217,957	16,355,493
IDEXX Laboratories, Inc.(b)	23,636	16,037,735
Intuitive Surgical, Inc.(b)	15,985	15,848,488
Medtronic PLC	111,556	14,648,418
ResMed, Inc.	63,209	17,180,206
STERIS PLC	69,596	15,168,448
Stryker Corp.	53,940	14,614,504
Teleflex, Inc.	35,065	13,935,883
West Pharmaceutical Services, Inc.	40,012	16,474,141
Zimmer Biomet Holdings, Inc.	87,175	14,246,139
		322,111,040
Health Care Providers & Services-22.57%
AmerisourceBergen Corp.	115,135	14,066,043
Anthem, Inc.	35,941	13,801,703
Cardinal Health, Inc.	232,639	13,814,104
Centene Corp.(b)	195,000	13,378,950
Cigna Corp.	57,048	13,091,946
CVS Health Corp.	161,440	13,296,198
DaVita, Inc.(b)	112,850	13,570,213
HCA Healthcare, Inc.	65,260	16,197,532
Henry Schein, Inc.(b)	174,883	14,016,872
Humana, Inc.	32,963	14,037,623
Laboratory Corp. of America Holdings(b)	53,444	15,827,441
McKesson Corp.	70,581	14,386,525
Quest Diagnostics, Inc.(c)	108,550	15,392,390
UnitedHealth Group, Inc.	34,723	14,313,515
Universal Health Services, Inc., Class B	86,032	13,800,393
		212,991,448
	Shares	Value
Health Care Technology-1.45%
Cerner Corp.	169,781	$13,648,695
Life Sciences Tools & Services-14.99%
Agilent Technologies, Inc.	96,273	14,751,912
Bio-Rad Laboratories, Inc., Class A(b)	22,963	16,981,368
Charles River Laboratories International, Inc.(b)	39,240	15,967,541
Illumina, Inc.(b)	30,493	15,116,905
IQVIA Holdings, Inc.(b)	56,758	14,058,956
Mettler-Toledo International, Inc.(b)	10,424	15,361,953
PerkinElmer, Inc.	94,120	17,151,487
Thermo Fisher Scientific, Inc.	29,702	16,039,377
Waters Corp.(b)	41,049	16,001,311
		141,430,810
Pharmaceuticals-15.07%
Bristol-Myers Squibb Co.	204,903	13,906,767
Catalent, Inc.(b)	126,710	15,181,125
Eli Lilly and Co.	61,665	15,015,427
Johnson & Johnson	83,709	14,414,690
Merck & Co., Inc.	180,908	13,906,398
Organon & Co.(b)	465,363	13,500,181
Perrigo Co. PLC	289,086	13,884,801
Pfizer, Inc.	344,161	14,733,532
Viatris, Inc.	877,179	12,341,908
Zoetis, Inc.	75,834	15,371,552
		142,256,381
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $679,126,138)		943,559,730
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.62%
Invesco Private Government Fund, 0.02%(d)(e)(f)	7,421,130	7,421,130
Invesco Private Prime Fund, 0.12%(d)(e)(f)	17,309,045	17,315,969
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,737,099)		24,737,099
TOTAL INVESTMENTS IN SECURITIES-102.61% (Cost $703,863,237)		968,296,829
OTHER ASSETS LESS LIABILITIES-(2.61)%		(24,644,501)
NET ASSETS-100.00%		$943,652,328
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Health Care ETF (RYH)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,214,477	$(7,214,477)	$-	$-	$-	$30
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,413,191	24,327,084	(22,319,145)	-	-	7,421,130	67*
Invesco Private Prime Fund	8,119,787	43,186,522	(33,990,340)	-	-	17,315,969	1,233*
Total	$13,532,978	$74,728,083	$(63,523,962)	$-	$-	$24,737,099	$1,330

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Industrials ETF (RGI)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aerospace & Defense-14.39%
Boeing Co. (The)(b)	27,905	$6,319,924
General Dynamics Corp.	36,040	7,064,921
Howmet Aerospace, Inc.(b)	195,205	6,406,628
Huntington Ingalls Industries, Inc.	31,237	6,407,646
L3Harris Technologies, Inc.	30,905	7,007,400
Lockheed Martin Corp.	17,817	6,622,044
Northrop Grumman Corp.	18,393	6,677,027
Raytheon Technologies Corp.	77,741	6,759,580
Teledyne Technologies, Inc.(b)	16,274	7,368,379
Textron, Inc.	100,993	6,969,527
TransDigm Group, Inc.(b)	10,451	6,700,032
		74,303,108
Air Freight & Logistics-5.08%
C.H. Robinson Worldwide, Inc.	69,042	6,156,475
Expeditors International of Washington, Inc.	54,951	7,047,466
FedEx Corp.	23,306	6,524,514
United Parcel Service, Inc., Class B	33,977	6,501,839
		26,230,294
Airlines-5.77%
Alaska Air Group, Inc.(b)	105,434	6,118,335
American Airlines Group, Inc.(b)(c)	293,446	5,980,429
Delta Air Lines, Inc.(b)	148,490	5,924,751
Southwest Airlines Co.(b)	119,937	6,059,217
United Airlines Holdings, Inc.(b)(c)	122,176	5,708,063
		29,790,795
Building Products-9.86%
A.O. Smith Corp.	100,172	7,045,097
Allegion PLC	49,785	6,800,631
Carrier Global Corp.	149,763	8,274,406
Fortune Brands Home & Security, Inc.	69,979	6,820,853
Johnson Controls International PLC	102,979	7,354,760
Masco Corp.	117,537	7,018,134
Trane Technologies PLC	37,280	7,590,581
		50,904,462
Commercial Services & Supplies-7.47%
Cintas Corp.	19,567	7,712,920
Copart, Inc.(b)	55,330	8,133,510
Republic Services, Inc.	63,001	7,456,798
Rollins, Inc.	207,224	7,942,896
Waste Management, Inc.	49,369	7,319,448
		38,565,572
Construction & Engineering-1.32%
Quanta Services, Inc.	74,936	6,811,682
Electrical Equipment-7.26%
AMETEK, Inc.	50,816	7,065,965
Eaton Corp. PLC	47,098	7,443,839
Emerson Electric Co.	71,142	7,177,516
Generac Holdings, Inc.(b)	19,758	8,285,715
Rockwell Automation, Inc.	24,319	7,476,147
		37,449,182
Industrial Conglomerates-5.39%
3M Co.	34,056	6,741,045
General Electric Co.	504,397	6,531,941
Honeywell International, Inc.	30,649	7,165,430
Roper Technologies, Inc.	15,051	7,395,158
		27,833,574
	Shares	Value
Machinery-21.66%
Caterpillar, Inc.	31,288	$6,468,794
Cummins, Inc.	27,608	6,407,817
Deere & Co.	20,233	7,316,050
Dover Corp.	45,515	7,606,467
Fortive Corp.	96,673	7,024,260
IDEX Corp.	31,365	7,110,132
Illinois Tool Works, Inc.	29,671	6,725,525
Ingersoll Rand, Inc.(b)	144,023	7,038,404
Otis Worldwide Corp.	85,744	7,678,375
PACCAR, Inc.	74,743	6,202,922
Parker-Hannifin Corp.	22,869	7,135,814
Pentair PLC	102,337	7,539,167
Snap-on, Inc.	28,921	6,304,200
Stanley Black & Decker, Inc.	33,943	6,688,468
Wabtec Corp.	84,638	7,183,227
Xylem, Inc.	58,428	7,353,164
		111,782,786
Professional Services-9.71%
Equifax, Inc.	29,892	7,789,855
IHS Markit Ltd.	63,476	7,416,536
Jacobs Engineering Group, Inc.	49,276	6,664,579
Leidos Holdings, Inc.	64,600	6,874,732
Nielsen Holdings PLC	264,161	6,257,974
Robert Half International, Inc.	76,184	7,482,031
Verisk Analytics, Inc.	40,119	7,620,203
		50,105,910
Road & Rail-7.94%
CSX Corp.	213,066	6,886,293
J.B. Hunt Transport Services, Inc.	41,764	7,035,146
Kansas City Southern	23,477	6,287,141
Norfolk Southern Corp.	25,432	6,557,133
Old Dominion Freight Line, Inc.	27,514	7,405,393
Union Pacific Corp.	31,181	6,821,155
		40,992,261
Trading Companies & Distributors-4.14%
Fastenal Co.	131,512	7,202,912
United Rentals, Inc.(b)	22,622	7,455,080
W.W. Grainger, Inc.	15,053	6,692,263
		21,350,255
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $437,590,068)		516,119,881
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.55%
Invesco Private Government Fund, 0.02%(d)(e)(f)	2,403,909	2,403,909
Invesco Private Prime Fund, 0.12%(d)(e)(f)	5,606,877	5,609,120
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,013,029)		8,013,029
TOTAL INVESTMENTS IN SECURITIES-101.54% (Cost $445,603,097)		524,132,910
OTHER ASSETS LESS LIABILITIES-(1.54)%		(7,967,613)
NET ASSETS-100.00%		$516,165,297
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Industrials ETF (RGI)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,262,953	$(1,262,953)	$-	$-	$-	$14
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,020,793	16,595,335	(16,212,219)	-	-	2,403,909	114*
Invesco Private Prime Fund	3,031,189	23,828,281	(21,250,350)	-	-	5,609,120	1,960*
Total	$5,051,982	$41,686,569	$(38,725,522)	$-	$-	$8,013,029	$2,088

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Materials ETF (RTM)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Chemicals-57.40%
Air Products and Chemicals, Inc.	60,533	$17,616,919
Albemarle Corp.	106,831	22,011,459
Celanese Corp.	113,396	17,663,695
CF Industries Holdings, Inc.	337,918	15,966,625
Corteva, Inc.	408,200	17,462,796
Dow, Inc.	267,388	16,620,838
DuPont de Nemours, Inc.	220,314	16,534,566
Eastman Chemical Co.	145,073	16,352,628
Ecolab, Inc.	84,783	18,722,630
FMC Corp.	152,267	16,284,956
International Flavors & Fragrances, Inc.	123,006	18,529,624
Linde PLC (United Kingdom)	62,425	19,188,821
LyondellBasell Industries N.V., Class A	165,181	16,407,429
Mosaic Co. (The)	525,601	16,414,519
PPG Industries, Inc.	102,412	16,746,410
Sherwin-Williams Co. (The)	65,694	19,118,925
		281,642,840
Construction Materials-7.65%
Martin Marietta Materials, Inc.	51,563	18,732,838
Vulcan Materials Co.	104,343	18,780,696
		37,513,534
Containers & Packaging-24.50%
Amcor PLC	1,485,398	17,171,201
Avery Dennison Corp.	82,889	17,463,055
	Shares	Value
Containers & Packaging-(continued)
Ball Corp.	223,023	$18,038,100
International Paper Co.	285,643	16,498,740
Packaging Corp. of America	126,389	17,884,044
Sealed Air Corp.	309,763	17,579,050
Westrock Co.	317,088	15,603,900
		120,238,090
Metals & Mining-10.38%
Freeport-McMoRan, Inc.	445,046	16,956,253
Newmont Corp.	258,559	16,242,676
Nucor Corp.	170,589	17,744,668
		50,943,597
Total Common Stocks & Other Equity Interests (Cost $449,579,789)		490,338,061

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $169,875)	169,875	169,875
TOTAL INVESTMENTS IN SECURITIES-99.96% (Cost $449,749,664)		490,507,936
OTHER ASSETS LESS LIABILITIES-0.04%		179,962
NET ASSETS-100.00%		$490,687,898
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,770,800	$(2,600,925)	$-	$-	$169,875	$28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	15,164,939	(15,164,939)	-	-	-	15*
Invesco Private Prime Fund	-	28,657,923	(28,657,923)	-	-	-	244*
Total	$-	$46,593,662	$(46,423,787)	$-	$-	$169,875	$287

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Equity REITs-96.24%
Alexandria Real Estate Equities, Inc.	14,268	$2,872,719
American Tower Corp.	10,271	2,904,639
AvalonBay Communities, Inc.	12,840	2,925,337
Boston Properties, Inc.	22,396	2,628,843
Crown Castle International Corp.	14,169	2,735,892
Digital Realty Trust, Inc.	16,973	2,616,558
Duke Realty Corp.	55,892	2,843,785
Equinix, Inc.	3,388	2,779,549
Equity Residential	34,107	2,869,422
Essex Property Trust, Inc.	8,774	2,878,750
Extra Space Storage, Inc.	17,295	3,011,751
Federal Realty Investment Trust(b)	22,287	2,619,391
Healthpeak Properties, Inc.	79,228	2,929,059
Host Hotels & Resorts, Inc.(c)	153,878	2,451,277
Iron Mountain, Inc.	59,538	2,605,383
Kimco Realty Corp.	124,719	2,660,256
Mid-America Apartment Communities, Inc.	16,062	3,101,572
Prologis, Inc.	22,087	2,828,020
Public Storage	9,339	2,918,251
Realty Income Corp.	39,160	2,752,556
Regency Centers Corp.	40,419	2,643,807
SBA Communications Corp., Class A	8,704	2,967,977
Simon Property Group, Inc.	20,535	2,598,088
UDR, Inc.	54,799	3,013,397
Ventas, Inc.	47,458	2,837,039
Vornado Realty Trust	55,132	2,398,242
Welltower, Inc.	34,606	3,005,877
Weyerhaeuser Co.	78,048	2,632,559
		78,029,996
	Shares	Value
Real Estate Management & Development-3.69%
CBRE Group, Inc., Class A(c)	31,059	$2,995,951
Total Common Stocks & Other Equity Interests (Cost $75,636,712)		81,025,947

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $53,283)	53,283	53,283
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $75,689,995)		81,079,230
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.11%
Invesco Private Government Fund, 0.02%(d)(e)(f)	755,647	755,647
Invesco Private Prime Fund, 0.12%(d)(e)(f)	1,762,470	1,763,175
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,518,822)		2,518,822
TOTAL INVESTMENTS IN SECURITIES-103.10% (Cost $78,208,817)		83,598,052
OTHER ASSETS LESS LIABILITIES-(3.10)%		(2,516,380)
NET ASSETS-100.00%		$81,081,672

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,450	$311,777	$(265,944)	$-	$-	$53,283	$2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	627,528	1,614,537	(1,486,418)	-	-	755,647	12*
Invesco Private Prime Fund	941,292	3,701,869	(2,879,986)	-	-	1,763,175	204*
Total	$1,576,270	$5,628,183	$(4,632,348)	$-	$-	$2,572,105	$218

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Real Estate ETF (EWRE)—(continued)
July 31, 2021
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Technology ETF (RYT)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Communications Equipment-6.65%
Arista Networks, Inc.(b)	99,163	$37,720,614
Cisco Systems, Inc.	658,999	36,488,775
F5 Networks, Inc.(b)	187,257	38,670,443
Juniper Networks, Inc.	1,258,900	35,425,446
Motorola Solutions, Inc.	170,018	38,070,430
		186,375,708
Electronic Equipment, Instruments & Components-11.02%
Amphenol Corp., Class A	527,285	38,222,890
CDW Corp.	213,996	39,236,167
Corning, Inc.	836,250	35,005,425
IPG Photonics Corp.(b)(c)	177,273	38,673,878
Keysight Technologies, Inc.(b)	244,148	40,174,553
TE Connectivity Ltd.	263,451	38,851,119
Trimble, Inc.(b)	459,133	39,255,871
Zebra Technologies Corp., Class A(b)	70,984	39,217,240
		308,637,143
IT Services-25.13%
Accenture PLC, Class A	126,518	40,192,238
Akamai Technologies, Inc.(b)	304,735	36,543,821
Automatic Data Processing, Inc.	180,782	37,897,331
Broadridge Financial Solutions, Inc.	221,751	38,471,581
Cognizant Technology Solutions Corp., Class A	506,557	37,247,136
DXC Technology Co.(b)	871,402	34,838,652
Fidelity National Information Services, Inc.	247,803	36,935,037
Fiserv, Inc.(b)	327,519	37,700,712
FleetCor Technologies, Inc.(b)	132,749	34,278,447
Gartner, Inc.(b)	154,942	41,017,796
Global Payments, Inc.	186,527	36,076,187
International Business Machines Corp.	238,580	33,630,237
Jack Henry & Associates, Inc.(c)	222,008	38,649,373
Mastercard, Inc., Class A	98,747	38,110,417
Paychex, Inc.	343,737	39,124,145
PayPal Holdings, Inc.(b)	132,964	36,635,571
VeriSign, Inc.(b)	163,342	35,342,309
Visa, Inc., Class A	153,614	37,848,953
Western Union Co. (The)	1,446,592	33,575,400
		704,115,343
Semiconductors & Semiconductor Equipment-27.48%
Advanced Micro Devices, Inc.(b)(c)	443,888	47,136,467
Analog Devices, Inc.(c)	215,346	36,053,227
Applied Materials, Inc.	263,812	36,915,213
Broadcom, Inc.	76,681	37,220,957
Enphase Energy, Inc.(b)	245,308	46,510,397
Intel Corp.	623,893	33,515,532
KLA Corp.	112,749	39,254,692
Lam Research Corp.	56,224	35,837,740
Maxim Integrated Products, Inc.	348,301	34,798,753
Microchip Technology, Inc.	234,226	33,522,425
Micron Technology, Inc.(b)	454,905	35,291,530
Monolithic Power Systems, Inc.	103,967	46,708,214
NVIDIA Corp.	202,548	39,494,835
NXP Semiconductors N.V. (China)	179,447	37,036,066
Qorvo, Inc.(b)	196,895	37,329,323
QUALCOMM, Inc.	268,109	40,162,728
Skyworks Solutions, Inc.	210,921	38,917,034
Teradyne, Inc.(c)	282,014	35,815,778
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Texas Instruments, Inc.	191,301	$36,465,797
Xilinx, Inc.	280,874	42,086,160
		770,072,868
Software-22.30%
Adobe, Inc.(b)	66,710	41,468,937
ANSYS, Inc.(b)	107,282	39,529,126
Autodesk, Inc.(b)	130,061	41,766,489
Cadence Design Systems, Inc.(b)	279,178	41,220,632
Citrix Systems, Inc.	299,744	30,199,208
Fortinet, Inc.(b)	157,667	42,923,264
Intuit, Inc.	76,471	40,527,336
Microsoft Corp.	139,952	39,873,724
NortonLifeLock, Inc.	1,262,427	31,333,438
Oracle Corp.	435,399	37,940,669
Paycom Software, Inc.(b)	106,154	42,461,600
PTC, Inc.(b)	264,570	35,836,006
salesforce.com, inc.(b)	150,207	36,339,580
ServiceNow, Inc.(b)	72,472	42,605,564
Synopsys, Inc.(b)	137,203	39,513,092
Tyler Technologies, Inc.(b)(c)	83,780	41,273,379
		624,812,044
Technology Hardware, Storage & Peripherals-7.41%
Apple, Inc.	283,412	41,338,474
Hewlett Packard Enterprise Co.	2,271,391	32,935,170
HP, Inc.	1,199,882	34,640,593
NetApp, Inc.	432,951	34,458,570
Seagate Technology Holdings PLC	372,978	32,784,766
Western Digital Corp.(b)	482,648	31,338,335
		207,495,908
Total Common Stocks & Other Equity Interests (Cost $1,948,845,170)		2,801,509,014

Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $548,340)	548,340	548,340
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $1,949,393,510)		2,802,057,354
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.48%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,654,842	3,654,842
Invesco Private Prime Fund, 0.12%(d)(e)(f)	9,649,459	9,653,319
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $13,308,161)		13,308,161
TOTAL INVESTMENTS IN SECURITIES-100.49% (Cost $1,962,701,671)		2,815,365,515
OTHER ASSETS LESS LIABILITIES-(0.49)%		(13,655,989)
NET ASSETS-100.00%		$2,801,709,526
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Equal Weight Technology ETF (RYT)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$367,137	$19,118,572	$(18,937,369)	$-	$-	$548,340	$66
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,978,643	106,206,632	(123,530,433)	-	-	3,654,842	367*
Invesco Private Prime Fund	31,709,690	226,175,420	(248,231,791)	-	-	9,653,319	6,165*
Total	$53,055,470	$351,500,624	$(390,699,593)	$-	$-	$13,856,501	$6,598

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Equal Weight Utilities ETF (RYU)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Electric Utilities-54.11%
Alliant Energy Corp.	125,844	$7,365,649
American Electric Power Co., Inc.	86,973	7,664,061
Duke Energy Corp.	72,321	7,601,660
Edison International	127,168	6,930,656
Entergy Corp.	67,671	6,964,699
Evergy, Inc.	114,845	7,490,191
Eversource Energy	89,020	7,679,755
Exelon Corp.	157,151	7,354,667
FirstEnergy Corp.	190,191	7,288,119
NextEra Energy, Inc.	100,313	7,814,383
NRG Energy, Inc.	197,638	8,150,591
Pinnacle West Capital Corp.	84,076	7,024,550
PPL Corp.	251,342	7,130,573
Southern Co. (The)	115,457	7,374,239
Xcel Energy, Inc.	106,009	7,235,114
		111,068,907
Gas Utilities-3.48%
Atmos Energy Corp.	72,423	7,140,183
Independent Power and Renewable Electricity Producers-3.29%
AES Corp. (The)	284,846	6,750,850
	Shares	Value
Multi-Utilities-35.16%
Ameren Corp.	85,927	$7,210,994
CenterPoint Energy, Inc.	281,908	7,177,378
CMS Energy Corp.	121,507	7,507,917
Consolidated Edison, Inc.	95,454	7,041,642
Dominion Energy, Inc.	95,340	7,138,106
DTE Energy Co.	63,162	7,410,166
NiSource, Inc.	283,425	7,020,437
Public Service Enterprise Group, Inc.	119,287	7,423,230
Sempra Energy	51,827	6,771,197
WEC Energy Group, Inc.	79,354	7,470,386
		72,171,453
Water Utilities-3.81%
American Water Works Co., Inc.	45,972	7,820,297
TOTAL INVESTMENTS IN SECURITIES-99.85% (Cost $189,987,005)		204,951,690
OTHER ASSETS LESS LIABILITIES-0.15%		303,940
NET ASSETS-100.00%		$205,255,630
Notes to Schedule of Investments:
(a) Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$116,957	$1,359,166	$(1,476,123)	$-	$-	$-	$7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	121,496	(121,496)	-	-	-	-
Invesco Private Prime Fund	-	283,490	(283,490)	-	-	-	1*
Total	$116,957	$1,764,152	$(1,881,109)	$-	$-	$-	$8

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap 400® Equal Weight ETF (EWMC)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-2.36%
Cable One, Inc.	187	$353,054
Cinemark Holdings, Inc.(b)(c)	14,631	227,219
Iridium Communications, Inc.(b)	8,569	361,869
John Wiley & Sons, Inc., Class A	5,393	317,000
New York Times Co. (The), Class A	8,070	353,305
TEGNA, Inc.	17,473	309,622
Telephone & Data Systems, Inc.	12,720	284,292
TripAdvisor, Inc.(b)	7,777	295,137
World Wrestling Entertainment, Inc., Class A(c)	5,348	264,084
Yelp, Inc.(b)	8,217	307,316
		3,072,898
Consumer Discretionary-15.23%
Adient PLC(b)	6,825	287,537
American Eagle Outfitters, Inc.(c)	9,748	336,014
AutoNation, Inc.(b)	3,416	414,463
Boyd Gaming Corp.(b)	5,323	303,411
Brunswick Corp.	3,463	361,537
Callaway Golf Co.(b)	9,727	308,151
Capri Holdings Ltd.(b)	5,997	337,691
Carter’s, Inc.	3,184	311,204
Choice Hotels International, Inc.	2,720	326,128
Churchill Downs, Inc.	1,663	308,985
Columbia Sportswear Co.	3,242	322,968
Cracker Barrel Old Country Store, Inc.(c)	2,155	293,468
Crocs, Inc.(b)	3,078	418,023
Dana, Inc.	12,711	307,098
Deckers Outdoor Corp.(b)	1,001	411,261
Dick’s Sporting Goods, Inc.	3,338	347,619
Five Below, Inc.(b)	1,766	343,346
Foot Locker, Inc.	5,340	304,700
Fox Factory Holding Corp.(b)	2,317	374,288
Gentex Corp.	9,774	332,609
Goodyear Tire & Rubber Co. (The)(b)	17,885	280,973
Graham Holdings Co., Class B	507	336,983
Grand Canyon Education, Inc.(b)	3,578	330,500
H&R Block, Inc.	12,776	313,651
Harley-Davidson, Inc.	7,058	279,638
Helen of Troy Ltd.(b)(c)	1,470	328,383
Jack in the Box, Inc.	2,807	305,570
KB Home	7,637	324,114
Kohl’s Corp.	6,101	309,931
Lear Corp.	1,739	304,290
Lithia Motors, Inc., Class A	1,002	377,974
Marriott Vacations Worldwide Corp.(b)	1,931	284,572
Mattel, Inc.(b)(c)	15,935	346,108
Murphy USA, Inc.	2,425	357,712
Nordstrom, Inc.(b)(c)	9,486	313,987
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	3,827	356,294
Papa John’s International, Inc.	3,262	372,259
Polaris, Inc.(c)	2,552	334,491
RH(b)(c)	493	327,391
Scientific Games Corp.(b)	4,418	272,635
Service Corp. International	6,082	380,064
Six Flags Entertainment Corp.(b)	7,736	321,431
Skechers U.S.A., Inc., Class A(b)	6,699	359,602
Strategic Education, Inc.	4,210	333,811
Taylor Morrison Home Corp., Class A(b)	12,003	321,921
Tempur Sealy International, Inc.	8,491	367,406
Texas Roadhouse, Inc.	3,392	312,641
Thor Industries, Inc.	2,932	347,032
Toll Brothers, Inc.	5,657	335,290
	Shares	Value
Consumer Discretionary-(continued)
TopBuild Corp.(b)	1,734	$351,465
Travel + Leisure Co.	5,238	271,328
Tri Pointe Homes, Inc.(b)	15,131	364,960
Urban Outfitters, Inc.(b)	8,660	321,979
Visteon Corp.(b)	2,631	300,066
Wendy’s Co. (The)	13,859	321,667
Williams-Sonoma, Inc.	1,970	298,849
Wingstop, Inc.	2,236	383,049
WW International, Inc.(b)	8,650	265,901
Wyndham Hotels & Resorts, Inc.	4,436	319,658
YETI Holdings, Inc.(b)	3,522	339,274
		19,825,351
Consumer Staples-4.37%
BJ’s Wholesale Club Holdings, Inc.(b)	7,022	355,594
Boston Beer Co., Inc. (The), Class A(b)	327	232,170
Casey’s General Stores, Inc.	1,614	319,104
Coty, Inc., Class A(b)	37,013	323,124
Darling Ingredients, Inc.(b)	4,654	321,452
Energizer Holdings, Inc.	7,484	320,689
Flowers Foods, Inc.	13,618	320,840
Grocery Outlet Holding Corp.(b)	9,810	324,907
Hain Celestial Group, Inc. (The)(b)	8,033	320,597
Ingredion, Inc.	3,538	310,672
Lancaster Colony Corp.	1,697	335,785
Nu Skin Enterprises, Inc., Class A	5,465	293,416
Pilgrim’s Pride Corp.(b)	14,498	321,131
Post Holdings, Inc.(b)	2,924	299,242
Sanderson Farms, Inc.	2,011	375,735
Sprouts Farmers Market, Inc.(b)	11,540	283,653
Tootsie Roll Industries, Inc.(c)	9,640	331,520
TreeHouse Foods, Inc.(b)(c)	6,825	303,030
		5,692,661
Energy-2.53%
Antero Midstream Corp.	31,807	302,166
ChampionX Corp.(b)	12,423	288,711
Cimarex Energy Co.	4,676	304,875
CNX Resources Corp.(b)(c)	22,684	274,476
DT Midstream, Inc.(b)	7,984	338,522
EQT Corp.(b)	14,538	267,354
Equitrans Midstream Corp.	35,004	287,733
HollyFrontier Corp.	9,642	283,475
Murphy Oil Corp.(c)	14,115	306,437
Targa Resources Corp.	7,131	300,286
World Fuel Services Corp.	9,698	334,193
		3,288,228
Financials-15.78%
Affiliated Managers Group, Inc.	2,070	327,971
Alleghany Corp.(b)	477	316,299
American Financial Group, Inc.	2,681	339,120
Associated Banc-Corp.	15,010	297,198
BancorpSouth Bank	11,023	284,393
Bank of Hawaii Corp.	3,761	314,833
Bank OZK	7,824	318,515
Brighthouse Financial, Inc.(b)	7,197	309,903
Brown & Brown, Inc.	6,415	348,976
Cathay General Bancorp	8,108	307,050
CIT Group, Inc.	6,323	305,022
CNO Financial Group, Inc.	13,510	308,568
Commerce Bancshares, Inc.	4,450	314,748
Cullen/Frost Bankers, Inc.	2,879	308,974
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
East West Bancorp, Inc.	4,642	$330,278
Essent Group Ltd.	7,039	317,952
Evercore, Inc., Class A	2,354	311,199
F.N.B. Corp.	25,679	294,281
FactSet Research Systems, Inc.	1,020	364,426
Federated Hermes, Inc., Class B	10,274	333,289
First American Financial Corp.	5,067	341,060
First Financial Bankshares, Inc.(c)	6,502	317,558
First Horizon Corp.	18,316	282,982
FirstCash, Inc.	4,036	319,651
Fulton Financial Corp.	19,790	303,183
Glacier Bancorp, Inc.	5,820	300,079
Hancock Whitney Corp.	7,043	307,850
Hanover Insurance Group, Inc. (The)	2,392	325,073
Home BancShares, Inc.	12,567	266,169
Interactive Brokers Group, Inc., Class A	5,111	316,166
International Bancshares Corp.	7,248	283,252
Janus Henderson Group PLC	8,541	357,355
Jefferies Financial Group, Inc.	10,437	346,404
Kemper Corp.	4,616	304,702
Kinsale Capital Group, Inc.	2,049	366,044
LendingTree, Inc.(b)(c)	1,576	307,667
Mercury General Corp.	5,515	335,477
MGIC Investment Corp.	23,090	319,566
Navient Corp.	17,242	352,254
New York Community Bancorp, Inc.	28,551	336,331
Old Republic International Corp.	12,681	312,713
PacWest Bancorp	7,662	305,101
Pinnacle Financial Partners, Inc.	3,759	336,844
Primerica, Inc.	2,064	301,798
PROG Holdings, Inc.	6,074	265,859
Prosperity Bancshares, Inc.	4,464	304,400
Reinsurance Group of America, Inc.	2,694	296,825
RenaissanceRe Holdings Ltd. (Bermuda)	2,216	338,361
RLI Corp.	3,210	347,900
SEI Investments Co.	5,350	325,280
Selective Insurance Group, Inc.	4,337	352,815
Signature Bank	1,348	305,956
SLM Corp.	16,289	306,722
Sterling Bancorp	12,899	280,037
Stifel Financial Corp.	5,117	340,485
Synovus Financial Corp.	7,005	286,504
Texas Capital Bancshares, Inc.(b)	4,910	309,232
Trustmark Corp.	10,149	304,673
UMB Financial Corp.	3,558	333,029
Umpqua Holdings Corp.	17,722	334,414
United Bankshares, Inc.	8,835	305,161
Valley National Bancorp	23,814	306,962
Washington Federal, Inc.	10,126	326,766
Webster Financial Corp.	5,862	281,962
Wintrust Financial Corp.	4,143	295,810
		20,547,427
Health Care-9.52%
Acadia Healthcare Co., Inc.(b)	4,934	304,526
Amedisys, Inc.(b)	1,324	345,061
Arrowhead Pharmaceuticals, Inc.(b)	3,769	261,154
Bio-Techne Corp.	756	364,573
Chemed Corp.	695	330,834
Emergent BioSolutions, Inc.(b)	5,269	347,227
Encompass Health Corp.	4,005	333,416
Envista Holdings Corp.(b)	7,597	327,279
Exelixis, Inc.(b)	14,558	245,302
	Shares	Value
Health Care-(continued)
Globus Medical, Inc., Class A(b)	4,635	$385,493
Haemonetics Corp.(b)	5,572	338,722
Halozyme Therapeutics, Inc.(b)	7,820	323,201
HealthEquity, Inc.(b)	4,262	315,303
Hill-Rom Holdings, Inc.	2,941	407,211
ICU Medical, Inc.(b)	1,630	331,363
Integra LifeSciences Holdings Corp.(b)	4,754	344,142
Jazz Pharmaceuticals PLC(b)	1,795	304,288
LHC Group, Inc.(b)	1,641	353,110
Ligand Pharmaceuticals, Inc.(b)(c)	2,707	307,272
LivaNova PLC(b)(c)	4,099	353,744
Masimo Corp.(b)	1,505	409,947
Medpace Holdings, Inc.(b)	1,913	336,573
Molina Healthcare, Inc.(b)	1,350	368,564
Nektar Therapeutics(b)(c)	19,000	300,010
Neogen Corp.(b)	7,349	320,122
Neurocrine Biosciences, Inc.(b)	3,393	316,262
NuVasive, Inc.(b)	5,129	328,000
Patterson Cos., Inc.	9,137	284,435
Penumbra, Inc.(b)(c)	1,158	308,294
Progyny, Inc.(b)(c)	5,229	291,203
Quidel Corp.(b)(c)	2,913	412,102
R1 RCM, Inc.(b)	15,167	324,725
Repligen Corp.(b)	1,749	429,729
STAAR Surgical Co.(b)	2,276	291,146
Syneos Health, Inc.(b)	3,998	358,501
Tenet Healthcare Corp.(b)	4,865	349,502
United Therapeutics Corp.(b)	1,869	340,027
		12,392,363
Industrials-16.98%
Acuity Brands, Inc.	1,775	311,300
AECOM(b)	5,189	326,699
AGCO Corp.	2,558	337,937
ASGN, Inc.(b)	3,299	333,628
Avis Budget Group, Inc.(b)	3,552	293,999
Axon Enterprise, Inc.(b)	2,128	395,851
Brink’s Co. (The)	4,373	336,546
Builders FirstSource, Inc.(b)	7,627	339,401
CACI International, Inc., Class A(b)	1,254	334,768
Carlisle Cos., Inc.	1,768	357,560
Clean Harbors, Inc.(b)	3,520	334,400
Colfax Corp.(b)	7,181	329,464
Crane Co.	3,632	353,139
Curtiss-Wright Corp.	2,612	309,000
Donaldson Co., Inc.	5,407	357,889
Dycom Industries, Inc.(b)	4,133	286,830
EMCOR Group, Inc.	2,638	321,335
EnerSys	3,525	347,776
Flowserve Corp.	7,802	328,386
Fluor Corp.(b)(c)	17,329	288,701
FTI Consulting, Inc.(b)	2,372	345,600
GATX Corp.(c)	3,440	317,340
Graco, Inc.	4,530	353,702
Healthcare Services Group, Inc.	10,671	278,513
Herman Miller, Inc.	6,708	289,450
Hexcel Corp.(b)(c)	5,414	294,630
Hubbell, Inc.	1,813	363,434
IAA, Inc.(b)	6,206	375,339
Insperity, Inc.	3,632	359,750
ITT, Inc.	3,588	351,301
JetBlue Airways Corp.(b)	17,944	265,392
KAR Auction Services, Inc.(b)	18,531	305,391

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
KBR, Inc.	8,356	$323,377
Kennametal, Inc.	9,119	330,564
Kirby Corp.(b)	5,006	289,897
Knight-Swift Transportation Holdings, Inc.	7,166	356,079
Landstar System, Inc.	2,078	326,246
Lennox International, Inc.	987	325,147
Lincoln Electric Holdings, Inc.	2,603	362,936
ManpowerGroup, Inc.	2,722	322,775
MasTec, Inc.(b)	2,855	289,012
Mercury Systems, Inc.(b)	4,997	329,802
Middleby Corp. (The)(b)	1,974	378,001
MSA Safety, Inc.	2,008	330,276
MSC Industrial Direct Co., Inc., Class A	3,647	325,203
Nordson Corp.	1,502	339,647
nVent Electric PLC	10,516	332,411
Oshkosh Corp.	2,593	309,993
Owens Corning	3,356	322,713
Regal Beloit Corp.	2,437	358,800
Ryder System, Inc.	4,211	320,668
Science Applications International Corp.	3,562	310,963
Simpson Manufacturing Co., Inc.	3,018	339,465
Stericycle, Inc.(b)	4,499	317,404
Sunrun, Inc.(b)	7,445	394,362
Terex Corp.	6,949	332,996
Tetra Tech, Inc.	2,673	356,899
Timken Co. (The)	3,949	313,946
Toro Co. (The)	3,178	361,466
Trex Co., Inc.(b)	3,335	323,828
Trinity Industries, Inc.(c)	11,237	304,635
Univar Solutions, Inc.(b)	12,138	297,867
Valmont Industries, Inc.	1,418	335,995
Watsco, Inc.	1,173	331,302
Werner Enterprises, Inc.	7,382	337,431
Woodward, Inc.	2,717	330,279
XPO Logistics, Inc.(b)	2,235	309,972
		22,096,808
Information Technology-13.50%
ACI Worldwide, Inc.(b)	8,505	291,721
Alliance Data Systems Corp.	2,995	279,284
Amkor Technology, Inc.	14,176	349,297
Arrow Electronics, Inc.(b)	2,771	328,557
Aspen Technology, Inc.(b)	2,406	351,902
Avnet, Inc.	7,617	314,734
Belden, Inc.	6,202	303,898
Blackbaud, Inc.(b)	4,383	312,639
Brooks Automation, Inc.	3,357	298,807
CDK Global, Inc.	6,266	300,705
Cerence, Inc.(b)(c)	2,730	293,502
Ceridian HCM Holding, Inc.(b)	3,765	370,476
Ciena Corp.(b)	5,682	330,351
Cirrus Logic, Inc.(b)	4,206	347,374
CMC Materials, Inc.	2,190	316,762
Cognex Corp.	4,188	378,637
Coherent, Inc.(b)	1,259	309,638
CommVault Systems, Inc.(b)	4,150	313,698
Concentrix Corp.(b)	2,179	356,768
Cree, Inc.(b)(c)	3,458	320,764
Envestnet, Inc.(b)	4,221	317,546
Fair Isaac Corp.(b)	661	346,305
First Solar, Inc.(b)	4,202	361,540
Genpact Ltd.	7,292	363,215
II-VI Incorporated(b)(c)	4,771	333,064
	Shares	Value
Information Technology-(continued)
J2 Global, Inc.(b)(c)	2,594	$366,454
Jabil, Inc.	5,778	344,022
Lattice Semiconductor Corp.(b)	6,508	369,329
Littelfuse, Inc.	1,284	341,531
LiveRamp Holdings, Inc.(b)	8,017	320,760
Lumentum Holdings, Inc.(b)	4,143	347,971
Manhattan Associates, Inc.(b)	2,318	370,022
Maximus, Inc.	3,545	315,505
MKS Instruments, Inc.	1,886	295,046
National Instruments Corp.	7,918	349,263
NCR Corp.(b)	7,031	312,176
NetScout Systems, Inc.(b)	10,855	312,190
Paylocity Holding Corp.(b)	1,899	393,967
Qualys, Inc.(b)(c)	3,257	330,781
Sabre Corp.(b)(c)	23,252	274,141
SailPoint Technologies Holding, Inc.(b)(c)	7,158	357,828
Semtech Corp.(b)	5,044	312,274
Silicon Laboratories, Inc.(b)	2,409	358,917
SolarEdge Technologies, Inc.(b)	1,374	356,526
Synaptics, Inc.(b)(c)	2,372	360,354
SYNNEX Corp.	2,585	309,011
Teradata Corp.(b)	7,010	348,117
Universal Display Corp.	1,507	353,376
ViaSat, Inc.(b)	6,488	322,064
Vishay Intertechnology, Inc.	14,414	318,982
Vontier Corp.	9,599	310,528
WEX, Inc.(b)	1,630	309,260
Xerox Holdings Corp.	13,243	319,554
		17,571,133
Materials-6.35%
AptarGroup, Inc.	2,300	296,516
Ashland Global Holdings, Inc.	3,579	304,466
Avient Corp.	6,540	317,321
Cabot Corp.	5,344	294,241
Chemours Co. (The)	8,944	297,388
Cleveland-Cliffs, Inc.(b)(c)	13,694	342,350
Commercial Metals Co.	10,110	331,608
Compass Minerals International, Inc.	5,026	344,583
Eagle Materials, Inc.	2,210	312,317
Greif, Inc., Class A	5,214	316,073
Ingevity Corp.(b)	4,003	340,015
Louisiana-Pacific Corp.	5,710	316,562
Minerals Technologies, Inc.	4,027	323,046
NewMarket Corp.	993	313,699
Olin Corp.	6,856	322,438
Reliance Steel & Aluminum Co.	1,929	303,142
Royal Gold, Inc.	2,724	331,020
RPM International, Inc.	3,633	314,581
Scotts Miracle-Gro Co. (The)	1,741	308,087
Sensient Technologies Corp.	3,760	327,797
Silgan Holdings, Inc.	7,862	318,568
Sonoco Products Co.	4,965	316,717
Steel Dynamics, Inc.	5,149	331,853
United States Steel Corp.(c)	11,677	309,207
Valvoline, Inc.	9,715	298,056
Worthington Industries, Inc.	5,162	330,213
		8,261,864
Real Estate-9.61%
American Campus Communities, Inc.	6,864	345,328
Apartment Income REIT Corp.	6,661	350,635
Brixmor Property Group, Inc.	13,841	318,620

See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Camden Property Trust	2,476	$369,890
CoreSite Realty Corp.	2,509	346,769
Corporate Office Properties Trust	11,099	326,755
Cousins Properties, Inc.	8,428	334,760
CyrusOne, Inc.	4,190	298,621
Douglas Emmett, Inc.	9,228	308,215
EastGroup Properties, Inc.	1,984	349,620
EPR Properties	6,227	313,218
First Industrial Realty Trust, Inc.	6,240	341,827
Healthcare Realty Trust, Inc.	10,432	332,572
Highwoods Properties, Inc.	6,895	328,823
Hudson Pacific Properties, Inc.	11,281	307,520
JBG SMITH Properties	9,592	312,987
Jones Lang LaSalle, Inc.(b)	1,582	352,106
Kilroy Realty Corp.	4,563	316,079
Lamar Advertising Co., Class A	3,117	332,272
Life Storage, Inc.	3,113	365,342
Macerich Co. (The)(c)	18,917	308,347
Medical Properties Trust, Inc.	15,379	323,420
National Retail Properties, Inc.	6,727	328,748
National Storage Affiliates Trust	6,792	367,923
Omega Healthcare Investors, Inc.	8,869	321,767
Park Hotels & Resorts, Inc.(b)	15,537	287,435
Pebblebrook Hotel Trust(c)	13,782	309,957
Physicians Realty Trust	17,186	325,675
PotlatchDeltic Corp.	6,138	318,808
PS Business Parks, Inc.	2,100	322,707
Rayonier, Inc.	9,217	347,573
Rexford Industrial Realty, Inc.	5,645	347,280
Sabra Health Care REIT, Inc.	18,535	344,566
SL Green Realty Corp.	4,059	302,233
Spirit Realty Capital, Inc.	6,578	330,347
STORE Capital Corp.	9,300	336,567
Urban Edge Properties	16,509	313,671
Weingarten Realty Investors	9,895	318,520
		12,507,503
Utilities-3.73%
ALLETE, Inc.	4,748	333,879
Black Hills Corp.	4,802	324,855
Essential Utilities, Inc.	6,850	336,472
	Shares	Value
Utilities-(continued)
Hawaiian Electric Industries, Inc.	7,460	$323,316
IDACORP, Inc.	3,318	349,883
MDU Resources Group, Inc.	10,032	318,215
National Fuel Gas Co.	6,062	311,769
New Jersey Resources Corp.	7,581	292,020
NorthWestern Corp.	5,149	319,187
OGE Energy Corp.	9,442	318,668
ONE Gas, Inc.	4,331	319,541
PNM Resources, Inc.	6,803	328,789
Southwest Gas Holdings, Inc.	4,955	346,503
Spire, Inc.(c)	4,422	313,741
UGI Corp.	7,010	322,390
		4,859,228
Total Common Stocks & Other Equity Interests (Cost $105,613,157)		130,115,464
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $46,659)	46,659	46,659
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $105,659,816)		130,162,123
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.63%
Invesco Private Government Fund, 0.02%(d)(e)(f)	3,372,149	3,372,149
Invesco Private Prime Fund, 0.12%(d)(e)(f)	7,865,202	7,868,348
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,240,497)		11,240,497
TOTAL INVESTMENTS IN SECURITIES-108.63% (Cost $116,900,313)		141,402,620
OTHER ASSETS LESS LIABILITIES-(8.63)%		(11,229,932)
NET ASSETS-100.00%		$130,172,688

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,708	$1,268,506	$(1,272,555)	$-	$-	$46,659	$6
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap 400® Equal Weight ETF (EWMC)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,270,908	$6,553,799	$(6,452,558)	$-	$-	$3,372,149	$112*
Invesco Private Prime Fund	5,042,491	12,242,404	(9,416,547)	-	-	7,868,348	1,929*
Total	$8,364,107	$20,064,709	$(17,141,660)	$-	$-	$11,287,156	$2,047

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-2.28%
AMC Networks, Inc., Class A(b)(c)	1,706	$85,368
ATN International, Inc.	2,283	98,283
Cincinnati Bell, Inc.(b)	7,188	110,264
Cogent Communications Holdings, Inc.	1,446	112,224
Consolidated Communications Holdings, Inc.(b)	13,369	102,808
E.W. Scripps Co. (The), Class A	5,255	100,266
Gannett Co., Inc.(b)	20,116	116,069
Marcus Corp. (The)(b)(c)	5,013	80,559
Meredith Corp.(b)	2,643	115,341
QuinStreet, Inc.(b)	6,207	113,836
Scholastic Corp.	2,800	94,108
Shenandoah Telecommunications Co.	2,226	117,511
Spok Holdings, Inc.	9,914	81,691
TechTarget, Inc.(b)(c)	1,614	117,951
		1,446,279
Consumer Discretionary-14.23%
Aaron’s Co., Inc. (The)	3,033	87,563
Abercrombie & Fitch Co., Class A(b)	2,573	97,285
Adtalem Global Education, Inc.(b)	2,836	103,060
American Axle & Manufacturing Holdings, Inc.(b)	9,123	88,402
American Public Education, Inc.(b)	3,916	115,992
America’s Car-Mart, Inc.(b)	743	118,137
Asbury Automotive Group, Inc.(b)	626	128,618
Barnes & Noble Education, Inc.(b)	11,642	97,211
Big Lots, Inc.(c)	1,612	92,867
BJ’s Restaurants, Inc.(b)	2,141	86,882
Bloomin’ Brands, Inc.(b)	3,951	99,289
Boot Barn Holdings, Inc.(b)	1,463	126,432
Brinker International, Inc.(b)	1,818	98,790
Buckle, Inc. (The)	2,707	113,911
Caleres, Inc.	3,972	98,267
Cato Corp. (The), Class A	6,715	110,797
Cavco Industries, Inc.(b)	508	119,380
Century Communities, Inc.	1,670	115,981
Cheesecake Factory, Inc. (The)(b)	1,976	89,434
Chico’s FAS, Inc.(b)	19,278	119,138
Children’s Place, Inc. (The)(b)(c)	1,141	96,221
Chuy’s Holdings, Inc.(b)	2,815	92,895
Conn’s, Inc.(b)	3,822	85,001
Cooper-Standard Holdings, Inc.(b)	3,485	90,784
Core-Mark Holding Co., Inc.	2,353	101,273
Dave & Buster’s Entertainment, Inc.(b)	2,585	86,029
Designer Brands, Inc., Class A(b)(c)	6,532	95,171
Dine Brands Global, Inc.(b)	1,193	92,422
Dorman Products, Inc.(b)	1,077	108,939
El Pollo Loco Holdings, Inc.(b)	6,474	120,481
Ethan Allen Interiors, Inc.	3,567	84,788
Fiesta Restaurant Group, Inc.(b)	8,254	110,521
Fossil Group, Inc.(b)	7,096	89,552
GameStop Corp., Class A(b)(c)	475	76,532
Genesco, Inc.(b)	1,781	102,318
Gentherm, Inc.(b)	1,525	126,468
G-III Apparel Group Ltd.(b)	3,188	95,194
Group 1 Automotive, Inc.	698	121,271
Guess?, Inc.	4,021	89,749
Haverty Furniture Cos., Inc., (Acquired 01/26/2016 - 03/09/2021; Cost $44,289)(d)	2,134	76,803
Hibbett, Inc.	1,329	117,829
Installed Building Products, Inc.	943	113,160
iRobot Corp.(b)(c)	1,157	101,238
Kontoor Brands, Inc.	1,731	95,863
	Shares	Value
Consumer Discretionary-(continued)
L Brands, Inc.(b)(c)	3,474	$99,148
La-Z-Boy, Inc.	2,571	86,334
LCI Industries	801	116,802
LGI Homes, Inc.(b)	708	120,997
Liquidity Services, Inc.(b)	4,842	96,065
Lumber Liquidators Holdings, Inc.(b)	4,937	94,198
M.D.C. Holdings, Inc.	2,055	109,573
M/I Homes, Inc.(b)	1,735	112,272
Macy’s, Inc.(b)	5,696	96,832
MarineMax, Inc.(b)(c)	2,309	124,201
Meritage Homes Corp.(b)	1,123	121,935
Monarch Casino & Resort, Inc.(b)	1,551	99,031
Monro, Inc.	1,737	100,746
Motorcar Parts of America, Inc.(b)	4,757	105,796
Movado Group, Inc.	3,563	107,139
ODP Corp. (The)(b)	2,213	104,741
Oxford Industries, Inc.	1,046	90,929
Patrick Industries, Inc.	1,371	113,286
Perdoceo Education Corp.(b)	8,692	103,087
PetMed Express, Inc.(c)	3,377	106,004
Red Robin Gourmet Burgers, Inc.(b)	3,410	89,444
Regis Corp.(b)(c)	10,731	85,526
Rent-A-Center, Inc.	1,742	99,677
Ruth’s Hospitality Group, Inc.(b)	4,535	90,564
Sally Beauty Holdings, Inc.(b)	5,336	100,957
Shake Shack, Inc., Class A(b)	1,105	111,097
Shoe Carnival, Inc.	3,266	110,064
Shutterstock, Inc.	1,206	130,839
Signet Jewelers Ltd.	1,483	95,416
Sleep Number Corp.(b)	940	93,257
Sonic Automotive, Inc., Class A	2,373	129,447
Stamps.com, Inc.(b)	557	182,005
Standard Motor Products, Inc.	2,359	98,512
Steven Madden Ltd.	2,487	109,005
Sturm Ruger & Co., Inc.	1,401	104,178
Tupperware Brands Corp.(b)(c)	4,526	94,548
Unifi, Inc.(b)	4,408	103,985
Universal Electronics, Inc.(b)	2,266	105,913
Vera Bradley, Inc.(b)	8,716	95,963
Vista Outdoor, Inc.(b)	2,576	104,045
Winnebago Industries, Inc.(c)	1,647	118,370
Wolverine World Wide, Inc.	2,962	99,345
Zumiez, Inc.(b)	2,361	103,058
		9,042,269
Consumer Staples-4.24%
Andersons, Inc. (The)	3,419	91,287
B&G Foods, Inc.(c)	3,360	96,499
Calavo Growers, Inc.	1,621	91,327
Cal-Maine Foods, Inc.	2,987	104,216
Celsius Holdings, Inc.(b)(c)	1,738	119,279
Central Garden & Pet Co.(b)	417	20,137
Central Garden & Pet Co., Class A(b)	1,683	72,891
Chefs’ Warehouse, Inc. (The)(b)	3,387	97,952
Coca-Cola Consolidated, Inc.	257	102,582
Edgewell Personal Care Co.	2,409	98,962
elf Beauty, Inc.(b)	3,893	107,486
Fresh Del Monte Produce, Inc.	3,184	98,258
Inter Parfums, Inc.	1,441	110,770
J&J Snack Foods Corp.	630	103,559
John B. Sanfilippo & Son, Inc.	1,214	112,125
Medifast, Inc.	383	109,350
MGP Ingredients, Inc.(c)	1,474	87,924
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
National Beverage Corp.(c)	2,246	$101,923
PriceSmart, Inc.	1,182	106,073
Seneca Foods Corp., Class A(b)	2,293	125,519
Simply Good Foods Co. (The)(b)	3,149	118,024
SpartanNash Co.	5,336	103,785
United Natural Foods, Inc.(b)	3,130	103,666
Universal Corp.	1,948	101,608
USANA Health Sciences, Inc.(b)	1,061	101,081
Vector Group Ltd.	7,613	101,710
WD-40 Co.	439	106,673
		2,694,666
Energy-4.47%
Archrock, Inc.	11,704	100,771
Bonanza Creek Energy, Inc.	2,198	84,557
Bristow Group, Inc.(b)	4,238	110,103
Callon Petroleum Co.(b)(c)	2,266	89,190
CONSOL Energy, Inc.(b)	6,305	132,468
Core Laboratories N.V.(c)	2,320	77,395
DMC Global, Inc.(b)	1,839	80,493
Dorian LPG Ltd.(b)	7,536	91,186
Dril-Quip, Inc.(b)	2,937	83,940
Green Plains, Inc.(b)	3,298	116,617
Helix Energy Solutions Group, Inc.(b)	18,350	76,153
Helmerich & Payne, Inc.	3,361	96,360
Laredo Petroleum, Inc.(b)(c)	1,703	93,767
Matador Resources Co.	3,295	101,816
Nabors Industries Ltd.(b)	944	82,609
Oceaneering International, Inc.(b)	6,567	87,078
Oil States International, Inc.(b)	14,871	84,170
Par Pacific Holdings, Inc.(b)	6,787	111,171
Patterson-UTI Energy, Inc.	10,659	85,485
PBF Energy, Inc., Class A(b)	6,309	57,854
PDC Energy, Inc.	2,320	91,756
Penn Virginia Corp.(b)	4,524	83,649
ProPetro Holding Corp.(b)	10,301	77,773
Range Resources Corp.(b)	6,919	105,376
Renewable Energy Group, Inc.(b)	1,658	101,553
REX American Resources Corp.(b)	1,148	94,136
RPC, Inc.(b)(c)	19,142	80,396
SM Energy Co.	5,099	95,351
Southwestern Energy Co.(b)	19,413	91,435
Talos Energy, Inc.(b)	6,557	75,668
US Silica Holdings, Inc.(b)	10,003	101,030
		2,841,306
Financials-18.00%
Allegiance Bancshares, Inc.	2,697	98,360
Ambac Financial Group, Inc.(b)	7,070	102,656
American Equity Investment Life Holding Co.	3,481	111,705
Ameris Bancorp	2,042	99,262
AMERISAFE, Inc.	1,777	101,644
Apollo Commercial Real Estate Finance, Inc.	6,694	101,883
ARMOUR Residential REIT, Inc.	9,236	96,054
Assured Guaranty Ltd.	2,347	112,210
Axos Financial, Inc.(b)	2,286	109,385
B. Riley Financial, Inc.	1,693	114,379
Banc of California, Inc.	6,036	103,336
BancFirst Corp.	1,669	92,596
Bancorp, Inc. (The)(b)	4,371	102,150
BankUnited, Inc.	2,401	95,032
Banner Corp.	1,936	102,685
Berkshire Hills Bancorp, Inc.	3,979	107,592
	Shares	Value
Financials-(continued)
Blucora, Inc.(b)	6,521	$109,944
Brightsphere Investment Group, Inc.	4,877	121,876
Brookline Bancorp, Inc.	6,792	97,601
Cadence BanCorp	5,068	96,292
Capitol Federal Financial, Inc.	8,989	99,688
Capstead Mortgage Corp., (Acquired 01/26/2016 - 07/06/2021; Cost $103,753)(d)	16,534	105,322
Central Pacific Financial Corp.	4,066	104,090
City Holding Co.	1,422	107,589
Columbia Banking System, Inc.	2,681	93,674
Community Bank System, Inc.	1,406	100,726
Customers Bancorp, Inc.(b)	2,725	98,700
CVB Financial Corp.	5,026	95,796
Dime Community Bancshares, Inc.	3,248	107,249
Donnelley Financial Solutions, Inc.(b)	3,467	111,672
Eagle Bancorp, Inc.	1,915	105,382
eHealth, Inc.(b)(c)	1,780	92,578
Ellington Financial, Inc.	5,767	104,844
Employers Holdings, Inc.	2,573	106,831
Encore Capital Group, Inc.(b)	2,251	106,562
Enova International, Inc.(b)	3,113	103,009
EZCORP, Inc., Class A(b)(c)	15,503	88,677
FB Financial Corp.	2,753	104,091
First Bancorp	8,790	106,623
First Bancorp/Southern Pines NC	2,618	104,720
First Commonwealth Financial Corp.	7,541	99,315
First Financial Bancorp	4,377	98,483
First Hawaiian, Inc.	3,876	106,706
First Midwest Bancorp, Inc.	5,341	95,818
Flagstar Bancorp, Inc.	2,448	112,020
Genworth Financial, Inc., Class A(b)	26,969	90,076
Granite Point Mortgage Trust, Inc.	7,309	103,130
Great Western Bancorp, Inc.	3,260	100,408
Green Dot Corp., Class A(b)	2,424	111,674
Greenhill & Co., Inc.	7,390	118,388
Hanmi Financial Corp.	5,341	97,366
HCI Group, Inc.(c)	1,208	121,380
Heritage Financial Corp.	3,990	96,518
Hilltop Holdings, Inc.	2,988	94,660
HomeStreet, Inc.	2,562	96,613
Hope Bancorp, Inc.	7,335	97,189
Horace Mann Educators Corp.	2,877	114,533
Independent Bank Corp.	1,394	98,528
Independent Bank Group, Inc.	1,430	99,671
Invesco Mortgage Capital, Inc.(c)(e)	26,079	89,712
Investors Bancorp, Inc.	7,551	104,355
James River Group Holdings Ltd.	3,097	112,669
KKR Real Estate Finance Trust, Inc.	4,971	105,932
Meta Financial Group, Inc.	2,141	106,408
Mr. Cooper Group, Inc.(b)	3,262	121,281
National Bank Holdings Corp., Class A	2,812	99,714
NBT Bancorp, Inc.	2,926	101,971
New York Mortgage Trust, Inc.	23,384	102,188
NMI Holdings, Inc., Class A(b)	4,471	98,451
Northfield Bancorp, Inc.	6,652	109,425
Northwest Bancshares, Inc.	7,840	104,350
OFG Bancorp	4,597	106,191
Old National Bancorp	5,965	95,977
Pacific Premier Bancorp, Inc.	2,428	92,215
Palomar Holdings, Inc.(b)	1,453	118,318
Park National Corp.(c)	887	101,038
PennyMac Mortgage Investment Trust	5,363	105,758

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Piper Sandler Cos.	849	$104,164
PRA Group, Inc.(b)	2,754	106,828
Preferred Bank	1,656	97,671
ProAssurance Corp.	4,555	92,375
Provident Financial Services, Inc.	4,487	96,919
Ready Capital Corp.	7,043	106,490
Redwood Trust, Inc.	9,236	109,631
Renasant Corp.	2,604	91,609
S&T Bancorp, Inc.	3,320	97,774
Safety Insurance Group, Inc.	1,375	105,352
Seacoast Banking Corp. of Florida	3,031	92,112
Selectquote, Inc.(b)	5,279	93,966
ServisFirst Bancshares, Inc.	1,582	112,449
Simmons First National Corp., Class A	3,620	98,536
SiriusPoint Ltd. (Bermuda)(b)	10,359	101,518
Southside Bancshares, Inc.	2,625	94,605
Stewart Information Services Corp.	1,873	110,526
StoneX Group, Inc.(b)	1,658	106,991
Tompkins Financial Corp.	1,340	102,845
Triumph Bancorp, Inc.(b)	1,354	103,798
Trupanion, Inc.(b)(c)	1,160	133,423
TrustCo Bank Corp.	3,065	103,076
Two Harbors Investment Corp.(c)	14,311	91,734
United Community Banks, Inc.	3,274	94,324
United Fire Group, Inc.	3,791	94,472
United Insurance Holdings Corp.	18,754	82,143
Universal Insurance Holdings, Inc.	7,856	111,241
Veritex Holdings, Inc.	3,061	102,697
Virtus Investment Partners, Inc.	378	104,377
Walker & Dunlop, Inc.	1,099	113,725
Westamerica Bancorporation	1,815	100,823
WisdomTree Investments, Inc.	15,880	98,138
World Acceptance Corp.(b)(c)	685	129,855
WSFS Financial Corp.	2,128	93,164
		11,432,245
Health Care-12.94%
Addus HomeCare Corp.(b)	1,219	105,797
Allscripts Healthcare Solutions, Inc.(b)(c)	6,132	104,735
AMN Healthcare Services, Inc.(b)	1,159	116,549
Amphastar Pharmaceuticals, Inc.(b)	5,564	116,566
AngioDynamics, Inc.(b)	4,393	116,986
ANI Pharmaceuticals, Inc.(b)	3,181	107,931
Anika Therapeutics, Inc.(b)	2,556	102,572
Apollo Medical Holdings, Inc.(b)	2,292	202,544
Avanos Medical, Inc.(b)	2,772	105,170
Cara Therapeutics, Inc.(b)	7,940	95,042
Cardiovascular Systems, Inc.(b)	2,804	112,973
Coherus Biosciences, Inc.(b)(c)	7,644	99,754
Collegium Pharmaceutical, Inc.(b)(c)	4,743	118,053
Community Health Systems, Inc.(b)	6,863	91,415
Computer Programs & Systems, Inc.	3,277	103,455
CONMED Corp.	808	111,456
Corcept Therapeutics, Inc.(b)	5,148	106,924
CorVel Corp.(b)	905	127,442
Covetrus, Inc.(b)	4,053	103,189
Cross Country Healthcare, Inc.(b)	6,480	106,402
CryoLife, Inc.(b)	3,815	103,005
Cutera, Inc.(b)	2,394	124,368
Cytokinetics, Inc.(b)(c)	5,269	156,384
Eagle Pharmaceuticals, Inc.(b)	2,724	126,666
Enanta Pharmaceuticals, Inc.(b)	2,351	99,330
Endo International PLC(b)	17,706	89,592
	Shares	Value
Health Care-(continued)
Ensign Group, Inc. (The)	1,315	$111,867
Fulgent Genetics, Inc.(b)(c)	1,498	138,191
Glaukos Corp.(b)	1,387	70,737
Hanger, Inc.(b)	4,289	105,252
HealthStream, Inc.(b)	4,218	123,208
Heska Corp.(b)	539	129,737
Innoviva, Inc.(b)	8,797	124,741
Inogen, Inc.(b)	1,721	137,284
Integer Holdings Corp.(b)	1,245	121,873
Invacare Corp.(b)	13,403	96,904
Joint Corp. (The)(b)	1,448	114,378
Lantheus Holdings, Inc.(b)	4,564	119,440
LeMaitre Vascular, Inc.	1,967	107,123
Magellan Health, Inc.(b)	1,176	110,920
MEDNAX, Inc.(b)	3,436	100,056
Meridian Bioscience, Inc.(b)	5,368	110,044
Merit Medical Systems, Inc.(b)	1,788	125,321
Mesa Laboratories, Inc.	419	123,400
ModivCare, Inc.(b)	687	116,790
Myriad Genetics, Inc.(b)	3,729	117,948
Natus Medical, Inc.(b)	4,033	107,681
NeoGenomics, Inc.(b)	2,572	118,569
NextGen Healthcare, Inc.(b)	6,309	102,332
Omnicell, Inc.(b)	798	116,907
OraSure Technologies, Inc.(b)(c)	11,485	135,408
Organogenesis Holdings, Inc.(b)	7,331	112,458
Orthofix Medical, Inc.(b)	2,618	104,039
Owens & Minor, Inc.	2,333	107,901
Pacira BioSciences, Inc.(b)	1,830	107,879
Pennant Group, Inc. (The)(b)	2,884	98,690
Phibro Animal Health Corp., Class A	3,708	87,768
Prestige Consumer Healthcare, Inc.(b)	2,143	112,615
RadNet, Inc.(b)	3,544	130,207
REGENXBIO, Inc.(b)	2,942	95,085
Select Medical Holdings Corp.	2,660	104,937
Simulations Plus, Inc.(c)	2,027	95,654
Spectrum Pharmaceuticals, Inc.(b)	24,907	80,201
Supernus Pharmaceuticals, Inc.(b)	3,553	93,550
SurModics, Inc.(b)	2,106	116,062
Tabula Rasa HealthCare, Inc.(b)(c)	2,627	112,856
Tactile Systems Technology, Inc.(b)	2,136	104,621
Tivity Health, Inc.(b)	4,039	101,298
US Physical Therapy, Inc.	921	108,825
Vanda Pharmaceuticals, Inc.(b)	5,779	94,256
Varex Imaging Corp.(b)	4,295	117,254
Vericel Corp.(b)	1,926	101,962
Xencor, Inc.(b)	2,972	91,478
Zynex, Inc.(b)(c)	7,046	97,869
		8,217,876
Industrials-15.71%
AAON, Inc.	1,716	106,649
AAR Corp.(b)	2,700	96,552
ABM Industries, Inc.	2,286	106,276
Aerojet Rocketdyne Holdings, Inc.	2,239	105,636
AeroVironment, Inc.(b)	986	99,685
Alamo Group, Inc.	743	109,050
Albany International Corp., Class A	1,249	107,851
Allegiant Travel Co.(b)	526	100,003
American Woodmark Corp.(b)	1,322	98,159
Apogee Enterprises, Inc.	2,814	111,631
Applied Industrial Technologies, Inc.	1,175	105,397
ArcBest Corp.	1,845	109,058

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Arcosa, Inc.	1,814	$99,335
Astec Industries, Inc.	1,693	103,798
Atlas Air Worldwide Holdings, Inc.(b)	1,494	100,053
AZZ, Inc.	2,052	108,735
Barnes Group, Inc.	2,027	102,708
Boise Cascade Co.	1,790	91,559
Brady Corp., Class A	1,862	101,814
Chart Industries, Inc.(b)	751	116,743
CIRCOR International, Inc.(b)	2,981	91,934
Comfort Systems USA, Inc.	1,320	98,670
CoreCivic, Inc.(b)	9,717	99,891
Deluxe Corp.	2,328	102,199
DXP Enterprises, Inc.(b)	3,412	111,402
Echo Global Logistics, Inc.(b)	3,365	104,079
Encore Wire Corp.	1,346	105,567
Enerpac Tool Group Corp.	4,205	107,942
EnPro Industries, Inc.	1,128	105,039
ESCO Technologies, Inc.	1,232	116,264
Exponent, Inc.	1,241	132,899
Federal Signal Corp.	2,626	104,016
Forrester Research, Inc.(b)	2,704	126,682
Forward Air Corp.	1,223	108,162
Franklin Electric Co., Inc.	1,372	112,175
Gibraltar Industries, Inc.(b)	1,454	108,585
GMS, Inc.(b)	2,575	126,510
Granite Construction, Inc.	2,777	106,692
Greenbrier Cos., Inc. (The)	2,324	99,467
Griffon Corp.	4,369	101,011
Harsco Corp.(b)	4,808	96,737
Hawaiian Holdings, Inc.(b)	3,844	75,842
Heartland Express, Inc.	6,224	105,995
Heidrick & Struggles International, Inc.	2,418	103,273
Hillenbrand, Inc.	2,437	110,396
HNI Corp.	2,424	90,415
Hub Group, Inc., Class A(b)	1,671	110,754
Insteel Industries, Inc.	3,381	131,284
Interface, Inc.	6,764	97,537
John Bean Technologies Corp.	790	115,798
Kaman Corp.	2,003	88,833
Kelly Services, Inc., Class A(b)	4,403	96,514
Korn Ferry	1,680	115,483
Lindsay Corp.	672	107,984
Lydall, Inc.(b)	3,041	186,109
ManTech International Corp., Class A	1,239	108,363
Marten Transport Ltd.	6,540	103,463
Matrix Service Co.(b)	10,407	113,540
Matson, Inc.	1,711	114,842
Matthews International Corp., Class A	2,850	98,610
Meritor, Inc.(b)	4,294	104,473
Moog, Inc., Class A	1,241	96,637
Mueller Industries, Inc.	2,369	102,815
MYR Group, Inc.(b)	1,234	118,007
National Presto Industries, Inc.	1,091	105,260
NOW, Inc.(b)	10,253	101,197
Park Aerospace Corp.	7,188	107,101
PGT Innovations, Inc.(b)	4,822	108,881
Pitney Bowes, Inc.	12,087	96,696
Powell Industries, Inc.	3,167	92,128
Proto Labs, Inc.(b)	1,270	99,301
Quanex Building Products Corp.	4,182	103,881
Raven Industries, Inc.	2,550	148,537
Resideo Technologies, Inc.(b)	3,574	105,433
	Shares	Value
Industrials-(continued)
Resources Connection, Inc.	7,302	$113,108
Saia, Inc.(b)	539	121,814
SkyWest, Inc.(b)	2,283	92,439
SPX Corp.(b)	1,862	124,121
SPX FLOW, Inc.	1,687	138,587
Standex International Corp.	1,149	105,708
Team, Inc.(b)	13,243	81,709
Tennant Co.	1,355	107,208
Titan International, Inc.(b)	11,956	103,061
Triumph Group, Inc.(b)	5,151	98,127
TrueBlue, Inc.(b)	3,778	102,724
UFP Industries, Inc.	1,493	110,870
UniFirst Corp.	484	105,401
US Ecology, Inc.(b)	2,977	104,195
Veritiv Corp.(b)	1,734	106,260
Viad Corp.(b)	2,210	101,328
Vicor Corp.(b)	1,192	137,807
Wabash National Corp.	6,745	98,747
Watts Water Technologies, Inc., Class A	776	116,990
		9,982,201
Information Technology-12.11%
3D Systems Corp.(b)	3,716	102,339
8x8, Inc.(b)	4,122	105,358
ADTRAN, Inc.	5,192	116,353
Advanced Energy Industries, Inc.	1,061	110,079
Agilysys, Inc.(b)	1,969	109,398
Alarm.com Holdings, Inc.(b)	1,341	111,598
Applied Optoelectronics, Inc.(b)(c)	12,610	97,475
Arlo Technologies, Inc.(b)	16,157	98,719
Axcelis Technologies, Inc.(b)	2,670	102,929
Badger Meter, Inc.	1,172	118,407
Bel Fuse, Inc., Class B	7,734	105,492
Benchmark Electronics, Inc.	3,633	95,911
BM Technologies, Inc.(b)	489	4,905
Bottomline Technologies (DE), Inc.(b)	2,944	118,820
CalAmp Corp.(b)	7,998	97,016
CEVA, Inc.(b)	2,452	121,717
Cohu, Inc.(b)	3,057	108,248
Comtech Telecommunications Corp.	5,107	127,522
CSG Systems International, Inc.	2,439	110,633
CTS Corp.	2,986	104,480
Daktronics, Inc.(b)	16,300	99,593
Diebold Nixdorf, Inc.(b)	8,021	83,499
Digi International, Inc.(b)	5,637	116,573
Diodes, Inc.(b)	1,438	117,916
DSP Group, Inc.(b)	6,838	109,750
Ebix, Inc.	3,018	91,204
ePlus, Inc.(b)	1,212	112,062
EVERTEC, Inc.	2,515	109,906
ExlService Holdings, Inc.(b)	1,055	119,447
Extreme Networks, Inc.(b)	9,656	106,313
Fabrinet (Thailand)(b)	1,178	111,345
FARO Technologies, Inc.(b)	1,441	105,034
FormFactor, Inc.(b)	3,277	122,101
Harmonic, Inc.(b)	14,566	128,909
Ichor Holdings Ltd.(b)	2,010	103,656
Insight Enterprises, Inc.(b)	1,038	104,194
InterDigital, Inc.	1,371	90,335
Itron, Inc.(b)	1,122	110,652
Knowles Corp.(b)	5,512	110,460
Kulicke & Soffa Industries, Inc. (Singapore)	1,954	106,219
LivePerson, Inc.(b)(c)	1,877	119,546

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
MaxLinear, Inc.(b)	2,784	$134,272
Methode Electronics, Inc.	2,246	107,426
MicroStrategy, Inc., Class A(b)(c)	215	134,592
NETGEAR, Inc.(b)	2,705	92,646
OneSpan, Inc.(b)	4,221	104,132
Onto Innovation, Inc.(b)	1,480	103,718
OSI Systems, Inc.(b)	1,128	112,856
PC Connection, Inc.	2,316	110,149
PDF Solutions, Inc.(b)	6,333	118,490
Perficient, Inc.(b)	1,441	135,872
Photronics, Inc.(b)	8,250	110,303
Plantronics, Inc.(b)	2,882	89,890
Plexus Corp.(b)	1,206	108,926
Power Integrations, Inc.	1,374	133,264
Progress Software Corp.	2,304	105,039
Rambus, Inc.(b)	5,569	131,763
Rogers Corp.(b)	581	110,739
Sanmina Corp.(b)	2,638	101,352
ScanSource, Inc.(b)	3,612	99,655
SMART Global Holdings, Inc.(b)(c)	2,336	109,418
SPS Commerce, Inc.(b)	1,134	123,549
Sykes Enterprises, Inc.(b)	2,652	142,306
TTEC Holdings, Inc.	1,081	112,965
TTM Technologies, Inc.(b)	7,340	102,687
Ultra Clean Holdings, Inc.(b)	1,933	104,401
Unisys Corp.(b)	4,131	92,328
Veeco Instruments, Inc.(b)(c)	4,381	101,639
Viavi Solutions, Inc.(b)	6,281	104,830
Vonage Holdings Corp.(b)	7,532	107,406
Xperi Holding Corp.	4,947	102,749
		7,695,475
Materials-6.16%
AdvanSix, Inc.(b)	3,619	121,056
Allegheny Technologies, Inc.(b)	4,656	95,588
American Vanguard Corp.	6,214	102,593
Arconic Corp.(b)	2,918	104,873
Balchem Corp.	839	113,173
Carpenter Technology Corp.(c)	2,501	95,413
Century Aluminum Co.(b)	8,435	122,814
Clearwater Paper Corp.(b)	3,793	111,856
Domtar Corp.(b)	2,039	111,961
Ferro Corp.(b)	5,145	107,016
FutureFuel Corp.	10,845	92,182
GCP Applied Technologies, Inc.(b)	4,745	110,321
Glatfelter Corp.	7,784	118,550
H.B. Fuller Co.	1,606	103,780
Hawkins, Inc.	3,351	121,675
Haynes International, Inc.	2,995	113,001
Innospec, Inc.	1,124	99,418
Kaiser Aluminum Corp.	827	100,629
Koppers Holdings, Inc.(b)	3,330	102,264
Kraton Corp.(b)	3,227	123,239
Livent Corp.(b)(c)	5,834	113,821
Materion Corp.	1,421	101,403
Mercer International, Inc. (Germany)	8,074	93,901
Myers Industries, Inc.	5,190	109,924
Neenah, Inc.	2,121	106,623
O-I Glass, Inc.(b)	5,857	86,625
Olympic Steel, Inc.	3,155	95,029
Quaker Chemical Corp.	460	115,800
Rayonier Advanced Materials, Inc.(b)	14,265	99,427
Schweitzer-Mauduit International, Inc., Class A	2,714	106,742
	Shares	Value
Materials-(continued)
Stepan Co.	844	$99,550
SunCoke Energy, Inc.	14,339	110,840
TimkenSteel Corp.(b)(c)	6,934	92,430
Tredegar Corp.	7,123	93,098
Trinseo S.A.	1,739	94,532
US Concrete, Inc.(b)	1,487	108,268
Warrior Met Coal, Inc.	6,220	116,127
		3,915,542
Real Estate-8.36%
Acadia Realty Trust	4,922	105,331
Agree Realty Corp.	1,549	116,407
Alexander & Baldwin, Inc.	5,590	111,912
American Assets Trust, Inc.	2,860	105,620
Armada Hoffler Properties, Inc.	8,066	104,858
Brandywine Realty Trust	7,409	103,430
CareTrust REIT, Inc.	4,667	112,568
Centerspace	1,472	132,480
Chatham Lodging Trust(b)	7,998	98,215
Community Healthcare Trust, Inc.	2,198	109,526
DiamondRock Hospitality Co.(b)	10,668	91,851
Diversified Healthcare Trust	27,368	106,735
Easterly Government Properties, Inc.	5,093	115,611
Essential Properties Realty Trust, Inc.	3,896	116,101
Four Corners Property Trust, Inc.	3,874	111,223
Franklin Street Properties Corp.	19,971	104,249
GEO Group, Inc. (The)(c)	14,978	103,648
Getty Realty Corp.	3,317	104,784
Global Net Lease, Inc.	5,598	103,395
Hersha Hospitality Trust(b)	9,228	86,835
Independence Realty Trust, Inc.(c)	5,927	114,273
Industrial Logistics Properties Trust	4,208	114,037
Innovative Industrial Properties, Inc.(c)	577	124,049
iStar, Inc.(c)	6,030	146,107
Kite Realty Group Trust	4,836	97,494
Lexington Realty Trust	8,547	112,393
LTC Properties, Inc.	2,824	106,888
Mack-Cali Realty Corp.(b)	6,181	111,258
Marcus & Millichap, Inc.(b)	2,840	113,004
NexPoint Residential Trust, Inc.	1,954	115,188
Office Properties Income Trust	3,585	103,893
RE/MAX Holdings, Inc., Class A	3,206	109,966
Realogy Holdings Corp.(b)	6,207	109,988
Retail Opportunity Investments Corp.	5,955	105,225
Retail Properties of America, Inc., Class A	8,861	111,737
RPT Realty	8,043	102,468
Safehold, Inc.(c)	1,439	129,971
Saul Centers, Inc.	2,390	108,984
Service Properties Trust	7,935	88,317
SITE Centers Corp.	7,061	111,987
St. Joe Co. (The)	2,278	103,125
Summit Hotel Properties, Inc.(b)	10,910	98,299
Tanger Factory Outlet Centers, Inc.	5,735	98,470
Uniti Group, Inc.	10,141	118,751
Universal Health Realty Income Trust	1,563	93,389
Urstadt Biddle Properties, Inc., Class A	5,640	107,555
Washington REIT	4,128	100,269
Whitestone REIT	12,784	113,138
Xenia Hotels & Resorts, Inc.(b)	5,406	95,578
		5,310,580
Utilities-1.40%
American States Water Co.	1,346	118,879

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap 600® Equal Weight ETF (EWSC)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
Avista Corp.	2,467	$105,662
California Water Service Group	1,884	118,089
Chesapeake Utilities Corp.	920	114,623
Middlesex Water Co.	1,230	125,140
Northwest Natural Holding Co.	2,007	104,946
South Jersey Industries, Inc.(c)	3,967	99,849
Unitil Corp.	1,953	103,353
		890,541
Total Common Stocks & Other Equity Interests (Cost $56,151,516)		63,468,980
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $65,574)	65,574	65,574
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $56,217,090)		63,534,554
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.31%
Invesco Private Government Fund, 0.02%(e)(f)(g)	1,393,523	$1,393,523
Invesco Private Prime Fund, 0.12%(e)(f)(g)	3,250,253	3,251,553
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,645,076)		4,645,076
TOTAL INVESTMENTS IN SECURITIES-107.32% (Cost $60,862,166)		68,179,630
OTHER ASSETS LESS LIABILITIES-(7.32)%		(4,647,588)
NET ASSETS-100.00%		$63,532,042

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The aggregate value of these securities at July 31, 2021 was $182,125, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco Mortgage Capital, Inc.	$103,272	$16,814	$(21,181)	$11,749	$(20,942)	$89,712	$2,347
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	58,820	817,793	(811,039)	-	-	65,574	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,391,253	2,414,324	(2,412,054)	-	-	1,393,523	48*
Invesco Private Prime Fund	2,086,880	4,358,988	(3,194,315)	-	-	3,251,553	818*
Total	$3,640,225	$7,607,919	$(6,438,589)	$11,749	$(20,942)	$4,800,362	$3,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for S&P 500® Equal Weight Materials ETF and S&P 500® Equal Weight Utilities ETF). As of July 31, 2021, all of the securities in S&P 500® Equal Weight Materials ETF and S&P 500® Equal Weight Utilities ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,365,191,827	$-	$-	$28,365,191,827
Money Market Funds	7,846,629	694,528,966	-	702,375,595
Total Investments	$28,373,038,456	$694,528,966	$-	$29,067,567,422
Invesco S&P 500® Equal Weight Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$44,275,084	$-	$-	$44,275,084
Money Market Funds	2,622	853,993	-	856,615
Total Investments	$44,277,706	$853,993	$-	$45,131,699
Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$799,840,082	$-	$-	$799,840,082
Money Market Funds	72,917	29,403,268	-	29,476,185
Total Investments	$799,912,999	$29,403,268	$-	$829,316,267
Invesco S&P 500® Equal Weight Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$481,474,793	$-	$-	$481,474,793
Money Market Funds	14,458	7,611,907	-	7,626,365
Total Investments	$481,489,251	$7,611,907	$-	$489,101,158
Invesco S&P 500® Equal Weight Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$178,041,635	$-	$-	$178,041,635
Money Market Funds	774	16,249,270	-	16,250,044
Total Investments	$178,042,409	$16,249,270	$-	$194,291,679

	Level 1	Level 2	Level 3	Total
Invesco S&P 500® Equal Weight Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$382,403,894	$-	$-	$382,403,894
Money Market Funds	152,202	7,752,122	-	7,904,324
Total Investments	$382,556,096	$7,752,122	$-	$390,308,218
Invesco S&P 500® Equal Weight Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$943,559,730	$-	$-	$943,559,730
Money Market Funds	-	24,737,099	-	24,737,099
Total Investments	$943,559,730	$24,737,099	$-	$968,296,829
Invesco S&P 500® Equal Weight Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$516,119,881	$-	$-	$516,119,881
Money Market Funds	-	8,013,029	-	8,013,029
Total Investments	$516,119,881	$8,013,029	$-	$524,132,910
Invesco S&P 500® Equal Weight Real Estate ETF
Investments in Securities
Common Stocks & Other Equity Interests	$81,025,947	$-	$-	$81,025,947
Money Market Funds	53,283	2,518,822	-	2,572,105
Total Investments	$81,079,230	$2,518,822	$-	$83,598,052
Invesco S&P 500® Equal Weight Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,801,509,014	$-	$-	$2,801,509,014
Money Market Funds	548,340	13,308,161	-	13,856,501
Total Investments	$2,802,057,354	$13,308,161	$-	$2,815,365,515
Invesco S&P MidCap 400® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$130,115,464	$-	$-	$130,115,464
Money Market Funds	46,659	11,240,497	-	11,287,156
Total Investments	$130,162,123	$11,240,497	$-	$141,402,620
Invesco S&P SmallCap 600® Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$63,468,980	$-	$-	$63,468,980
Money Market Funds	65,574	4,645,076	-	4,710,650
Total Investments	$63,534,554	$4,645,076	$-	$68,179,630